UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 through December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

December 31, 2017 (Unaudited)

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

February 1, 2018 (Unaudited)

Dear Shareholder,

The U.S. economy continued to grow in the second half of 2017, supported by a synchronized global economy and central bank policies that also helped lift equity prices in the U.S. and elsewhere.

“Historically high consumer confidence, increased business investment and growth in corporate earnings all indicate that the U.S. economy should continue to expand.” — George C.W. Gatch

The U.S. economy entered its third longest expansion on record in 2017, and gross domestic product (GDP) rose by 3.2% in the third quarter and an estimated 2.6% in the fourth quarter. During the second half of 2017, unemployment fell to 4.1% in December from 4.3% in June, and U.S. consumer confidence reached a 17-year high in November. Corporate profits rose during the second half of the year amid stable energy prices and a decline in the value of the U.S. dollar.

Notably, the second half of 2017 included three large hurricanes, wildfires and other assorted natural disasters that combined to cause an estimated $306 billion in damage in the U.S. While companies in some specific sectors of the economy reported that Hurricanes Harvey, Irma and Maria affected revenue or earnings, any impact on the larger economy appeared to be limited.

The U.S. Federal Reserve raised interest rates in December 2017 and indicated it would raise rates three more times in the year ahead. However, interest rates overall remained relatively low during the reporting period and provided support for both the domestic economy and financial markets.

Most developed market and emerging market economies also continued to grow in the second half of 2017. Growth in Europe was strong enough that the European Central Bank committed to reducing its monthly asset purchases by half and the Bank of England raised its benchmark interest rate for the first time in ten years. Japan registered its longest economic expansion in a decade and China’s GDP grew by an estimated 6.8% in the second half of 2017, supported by personal consumption and growth in foreign trade.

Roughly 120 countries, comprising three-fourths of global GDP, had experienced increased economic growth by the end of 2017, according to the International Monetary Fund (IMF).

Meanwhile, global financial markets provided investors with positive returns for the six months ended December 31, 2017. Overall, equity markets outperformed bond markets, with emerging market equities largely outperforming developed market equities.

In the wake of stronger-than-expected growth in the U.S. and other leading economies, the IMF revised its forecast for 2018 U.S. GDP growth to 2.7% from 2.3%. The IMF cited growth from external demand and a reduction in U.S. corporate tax rates from the 2017 Tax Cuts and Jobs Act. Historically high consumer confidence, increased business investment and growth in corporate earnings all indicate that the U.S. economy should continue to expand. We believe investors who maintain a properly diversified portfolio and a long-term outlook will be able to benefit from the current global economic expansion.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

U.S. equity markets overall provided positive returns throughout the reporting period amid strong growth in corporate profits, stable energy prices and continued low interest rates. During the reporting period, the Standard & Poor’s 500 Index (the “S&P 500”) reached more than two dozen record high closings and had positive returns for each month.

In contrast, the CBOE Volatility Index, which measures S&P 500 options to gauge market expectations of near-term volatility, remained well below its historical average throughout the year and on November 3, 2017 fell to its lowest-ever level.

Overall, growth stocks outperformed value stocks and large cap stocks generally outperformed small cap and mid cap stocks during the reporting period.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	14.25%
Russell 3000 Growth Index	13.98%

Net Assets as of 12/31/2017 (In Thousands)	$8,028,738

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, outperformed the Russell 3000 Growth Index (the “Benchmark”) for the six months ended December 31, 2017. The Fund’s security selection in the health care sector and its underweight position in the consumer staples sector were leading contributors to performance relative to the Benchmark. The Fund’s security selection and underweight position in the producer durables sector and its security selection in the consumer discretionary sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma Inc. and Arista Networks Inc., and its underweight position in Celgene Corp. Shares of Kite Pharma, a drug maker, rose on news reports that the company had agreed to an acquisition offer from Gilead Sciences Inc. Shares of Arista Networks, a provider of cloud networking technology, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2017. Shares of Celgene, a drug maker not held by the Fund, fell after the company halted development of its drug for Crohn’s disease and reported lower-than-expected revenue for the third quarter of 2017.

Leading individual detractors from relative performance included the Fund’s overweight positions in Acadia Healthcare Corp. and Evolent Health Inc. and its underweight position in Boeing Co. Shares of Acadia Healthcare, a provider of behavioral health care services that was not held in the Benchmark, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2017. Shares of Evolent Health, a provider of health care consulting, fell after the company reported slower earnings growth and announced plans to raise capital through an issuance of common stock. Shares of Boeing, an aircraft manufacturer, rose amid growth in new orders, an increase in the company’s stock dividend and an $18 billion stock repurchase plan.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C	6.3%
2.	Apple, Inc.	5.4
3.	Amazon.com, Inc.	4.7
4.	UnitedHealth Group, Inc.	3.6
5.	Facebook, Inc., Class A	3.5
6.	Waste Connections, Inc., (Canada)	2.8
7.	Charles Schwab Corp. (The)	2.2
8.	Mohawk Industries, Inc.	2.2
9.	Visa, Inc., Class A	2.0
10.	Mastercard, Inc., Class A	1.9

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	42.5%
Consumer Discretionary	14.3
Industrials	13.3
Health Care	13.2
Financials	7.6
Energy	1.6
Materials	1.4
Others (each less than 1.0%)	1.6
Short-Term Investment	4.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge**		8.28%	28.09%	17.31%	9.29%
Without Sales Charge		14.25	35.19	18.58	9.88
CLASS C SHARES	May 1, 2006
With CDSC***		13.00	33.52	18.00	9.32
Without CDSC		14.00	34.52	18.00	9.32
CLASS I SHARES	May 1, 2006	14.45	35.51	18.82	10.11
CLASS R2 SHARES	July 31, 2017	14.11	34.85	18.29	9.63
CLASS R3 SHARES	May 31, 2017	14.31	35.25	18.60	9.91
CLASS R4 SHARES	May 31, 2017	14.39	35.44	18.87	10.17
CLASS R5 SHARES	January 8, 2009	14.49	35.69	19.03	10.30
CLASS R6 SHARES	December 23, 2013	14.54	35.83	19.13	10.34

*	Not annualized
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R2 and Class R3 Shares would have been lower than those shown because Class R2 and Class R3 Shares have higher expenses than Class A Shares.

Returns for Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 22, 2013 and Class I Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares and Class I Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2007 to

December 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	9.49%
Russell Midcap Index	9.75%

Net Assets as of 12/31/2017 (In Thousands)	$3,025,575

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Index (the “Benchmark”) for the six months ended December 31, 2017. The Fund’s security selection in the materials & processing and consumer staples sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection and overweight position in the technology sector and its security selection in the consumer discretionary sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Acadia Healthcare Inc., Intercept Pharmaceuticals Inc. and Newell Brands Inc. Shares of Acadia Healthcare, a provider of behavioral health care services that was not held in the Benchmark, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2017. Shares of Intercept Pharmaceuticals, a drug maker focused on liver diseases, fell amid investor concerns about the safety of the company’s Ocaliva drug. Shares of Newell Brands, a consumer products maker, fell after the company reported lower-than-expected earnings and sales and reduced its earnings forecast for the full year 2017.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma, Hilton Worldwide Holdings Inc. and Arista Networks Inc. Shares of Kite Pharma, a drug maker, rose on news reports that the company had agreed to an acquisition offer from Gilead Sciences Inc. Shares of Hilton Worldwide Holdings, a hotels and property company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2017 and raised its full year 2017 earnings forecast. Shares of Arista Networks, a provider of cloud networking technology, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2017.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Mohawk Industries, Inc.	2.2%
2.	Waste Connections, Inc., (Canada)	1.4
3.	Hilton Worldwide Holdings, Inc.	1.4
4.	Amphenol Corp., Class A	1.3
5.	Ameriprise Financial, Inc.	1.1
6.	Fortune Brands Home & Security, Inc.	1.1
7.	Progressive Corp. (The)	1.0
8.	Energen Corp.	1.0
9.	Concho Resources, Inc.	1.0
10.	S&P Global, Inc.	0.9

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	19.4%
Financials	16.9
Consumer Discretionary	16.8
Industrials	13.3
Health Care	9.0
Real Estate	5.7
Energy	4.2
Utilities	4.1
Consumer Staples	3.7
Materials	3.6
Short-Term Investment	3.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge**		3.58%	14.61%	13.40%	8.21%
Without Sales Charge		9.32	20.96	14.63	8.79
CLASS C SHARES	November 2, 2009
With CDSC***		8.03	19.34	14.06	8.35
Without CDSC		9.03	20.34	14.06	8.35
CLASS I SHARES	January 1, 1997	9.49	21.35	15.03	9.10
CLASS R2 SHARES	March 14, 2014	9.17	20.63	14.41	8.69
CLASS R5 SHARES	March 14, 2014	9.55	21.46	15.12	9.14
CLASS R6 SHARES	March 14, 2014	9.57	21.54	15.16	9.16

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Class I Shares.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares from November 2, 2009 to March 13, 2014 and Class I Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Class I Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, the Lipper Multi-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2007 to December 31, 2017. The performance of the

Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	12.02%
Russell Midcap Growth Index	12.45%

Net Assets as of 12/31/2017 (In Thousands)	$3,501,658

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the six months ended December 31, 2017. The Fund’s security selection in the financial services and health care sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the technology and consumer discretionary sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Acadia Healthcare Inc., Intercept Pharma Inc. and Premier Inc. Shares of Acadia Healthcare, a provider of behavioral health care services that was not held in the Benchmark, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2017. Shares of Intercept Pharmaceuticals, a drug maker focused on liver diseases, fell amid investor concerns about the safety of the company’s Ocaliva drug. Shares of Premier, a health care supply chain services company, fell after the company reported lower-than-expected earnings for its fiscal fourth quarter of 2017.

Leading individual contributors to relative performance included the Fund’s overweight positions in Kite Pharma Inc., Arista Networks Inc. and Splunk Inc. Shares of Kite Pharma, a drug maker not held in the Benchmark, rose on news reports that the company had agreed to an acquisition offer from Gilead Sciences Inc. Shares of Arista Networks, a provider of cloud networking technology, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2017. Shares of Splunk, a software provider, rose after the company reported better-than-expected earnings and sales for the third quarter of 2017.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Waste Connections, Inc., (Canada)	2.8%
2.	Mohawk Industries, Inc.	2.3
3.	Concho Resources, Inc.	2.0
4.	S&P Global, Inc.	1.8
5.	Global Payments, Inc.	1.8
6.	Ross Stores, Inc.	1.7
7.	Illumina, Inc.	1.7
8.	Hilton Worldwide Holdings, Inc.	1.5
9.	Lennox International, Inc.	1.5
10.	Eagle Materials, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	29.7%
Industrials	18.2
Consumer Discretionary	17.3
Health Care	11.8
Financials	11.2
Materials	2.8
Energy	2.3
Consumer Staples	1.1
Real Estate	1.1
Short-Term Investment	4.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31 2017. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		5.95%	22.31%	14.48%	7.90%
Without Sales Charge		11.82	29.07	15.72	8.48
CLASS C SHARES	November 4, 1997
With CDSC***		10.57	27.43	15.15	7.92
Without CDSC		11.57	28.43	15.15	7.92
CLASS I SHARES	March 2, 1989	12.02	29.50	16.08	8.81
CLASS R2 SHARES	June 19, 2009	11.71	28.80	15.52	8.31
CLASS R3 SHARES	September 9, 2016	11.83	29.05	15.72	8.48
CLASS R4 SHARES	September 9, 2016	11.96	29.39	16.01	8.76
CLASS R5 SHARES	November 1, 2011	12.06	29.68	16.23	8.91
CLASS R6 SHARES	November 1, 2011	12.08	29.72	16.30	8.94

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R2, Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index, the Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index from December 31, 2007 to December 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index and the Lipper Multi-Cap Growth Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	6.92%
Russell Midcap Value Index	7.76%

Net Assets as of 12/31/2017 (In Thousands)	$19,142,055

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended December 31, 2017. The Fund’s security selection in the materials and consumer staples sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s underweight position and security selection in the real estate sector and its security selection in the information technology sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Newell Brands Inc., Expedia Inc. and Ball Corp. Shares of Newell Brands, a consumer products maker, fell after the company reported lower-than-expected earnings and sales and reduced its earnings forecast for the full year 2017. Shares of Expedia, an online travel booking company not held in the Benchmark, fell after the company reported lower-than-expected earnings and revenue for the third quarter of 2017. Shares of Ball, a packaging manufacturer, fell after the company reported lower-than-expected earnings and sales for the third quarter of 2017.

Leading individual contributors to relative performance included the Fund’s overweight positions in Gap Inc., Kohl’s Corp. and PBF Energy Inc. Shares of Gap, a brand apparel retailer, rose on better-than-expected earnings for the third quarter of 2017 and amid investor expectations the company would benefit from the Tax Cut and Jobs Act of 2017. Shares of Kohl’s, a department store chain, rose amid improvements in the company’s store traffic trends and expense controls. Shares of PBF Energy, a petroleum refiner, rose amid a rise in U.S. fuel prices in the wake of Hurricanes Harvey and Irma.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Energen Corp.	2.0%
2.	Mohawk Industries, Inc.	2.0
3.	EQT Corp.	1.8
4.	Loews Corp.	1.8
5.	M&T Bank Corp.	1.7
6.	Xcel Energy, Inc.	1.6
7.	Williams Cos., Inc. (The)	1.6
8.	CMS Energy Corp.	1.5
9.	WEC Energy Group, Inc.	1.5
10.	T Rowe Price Group, Inc.	1.5

PORTFOLIO COMPOSITION BY SECTOR***
Financials	22.8%
Consumer Discretionary	15.9
Real Estate	9.9
Information Technology	8.7
Utilities	8.2
Industrials	8.1
Consumer Staples	6.1
Energy	6.1
Health Care	5.9
Materials	4.4
Short-Term Investment	3.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		1.08%	7.20%	12.33%	8.48%
Without Sales Charge		6.66	13.13	13.55	9.07
CLASS C SHARES	April 30, 2001
With CDSC***		5.38	11.54	12.96	8.52
Without CDSC		6.38	12.54	12.96	8.52
CLASS I SHARES	October 31, 2001	6.79	13.41	13.82	9.34
CLASS L SHARES	November 13, 1997	6.92	13.67	14.10	9.61
CLASS R2 SHARES	November 3, 2008	6.52	12.86	13.25	8.81
CLASS R3 SHARES	September 9, 2016	6.66	13.15	13.55	9.07
CLASS R4 SHARES	September 9, 2016	6.78	13.37	13.81	9.34
CLASS R5 SHARES	September 9, 2016	6.85	13.58	14.07	9.60
CLASS R6 SHARES	September 9, 2016	6.90	13.68	14.10	9.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R2 and Class R3 Shares would have been lower than those shown because Class R2 and Class R3 Shares have higher expenses than Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index from December 31, 2007 to December 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the

Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index are indices based on total returns of certain mutual funds within designated categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	4.01%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.55%

Net Assets as of 12/31/17 (In Thousands)	$124,055

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”) for the six months ended December 31, 2017. U.S. equity securities, which were not included in the Benchmark, generally outperformed U.S. Treasury bonds during the reporting period. The Fund’s overall security selection in the consumer discretionary and health care sectors helped the Fund’s performance relative to the Benchmark, while the Fund’s overall security selection in the real estate and financials sectors detracted from relative performance.

Leading individual contributors to Fund returns included its long positions in NRG Energy Inc. and United Rentals Inc. and its short position in Envision Healthcare Corp. Shares of NRG Energy, an electricity utility, rose after the company unveiled a plan to sell assets and cut operation costs. Shares of United Rentals, an equipment rental company, rose after reporting several consecutive quarters of better-than-expected earnings. Shares of Envision Healthcare, an owner/operator of surgical centers and hospitals, fell amid lower-than-expected earnings for the third quarter of 2017 and investor concerns about billing practices as a company subsidiary.

Leading individual detractors from Fund returns included its short positions in Interactive Brokers Group Inc., Cavium Inc. and Wex Inc. Shares of Interactive Brokers Group, an investment broker/dealer and securities trading company, rose after the company reported better-than-expected earnings and revenue for the third quarter of 2017. Shares of Cavium, a semiconductor manufacturer, rose after the company agreed to be acquired for about $6 billion by Marvell Technology Group Ltd. Shares of Wex, a provider of payment processing and information management services, rose after the company reported better-than-expected earnings for the third quarter of 2017.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share. Companies that ranked lowest based on these factors were selected by the Fund’s portfolio managers for possible short sales.

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	Best Buy Co., Inc.	1.1%
2.	Huntsman Corp.	1.1
3.	Owens Corning	1.0
4.	Boeing Co. (The)	1.0
5.	United Rentals, Inc.	1.0
6.	Caterpillar, Inc.	1.0
7.	Centene Corp.	1.0
8.	Total System Services, Inc.	1.0
9.	Synovus Financial Corp.	1.0
10.	AbbVie, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	WEX, Inc.	1.2%
2.	Compass Minerals International, Inc.	1.2
3.	Trinity Industries, Inc.	1.2
4.	Casey’s General Stores, Inc.	1.2
5.	Hexcel Corp.	1.2
6.	ViaSat, Inc.	1.2
7.	Watsco, Inc.	1.2
8.	Vulcan Materials Co.	1.1
9.	Akamai Technologies, Inc.	1.1
10.	Snap-on, Inc.	1.1

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited) (continued)

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	22.5%
Industrials	16.2
Consumer Discretionary	15.1
Health Care	11.0
Financials	6.6
Consumer Staples	5.7
Materials	4.2
Utilities	3.8
Energy	3.0
Real Estate	1.2
Short-Term Investment	10.7

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	25.4%
Industrials	20.3
Consumer Discretionary	15.3
Health Care	12.5
Financials	6.7
Consumer Staples	6.1
Materials	4.8
Utilities	4.1
Energy	2.7
Real Estate	1.1
Others (each less than 1.0%)	1.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 23, 2003
With Sales Charge**		(1.52)%	(2.36)%	0.57%	(0.28)%
Without Sales Charge		3.91	3.08	1.66	0.25
CLASS C SHARES	May 23, 2003
With CDSC***		2.65	1.55	1.14	(0.39)
Without CDSC		3.65	2.55	1.14	(0.39)
CLASS I SHARES	May 23, 2003	4.01	3.30	1.91	0.49

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index from December 31, 2007 to December 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Equity Market Neutral Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Equity Market Neutral Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Value Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	9.47%
Russell 3000 Value Index	8.51%

Net Assets as of 12/31/2017 (In Thousands)	$12,266,834

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the six months ended December 31, 2017. The Fund’s security selection in the industrials sector and its overweight position in the financials sector were leading contributors to performance relative to the Benchmark, while the Fund’s security section in the materials and consumer discretionary sectors was a leading detractor from relative performance.

Leading individual contributors to performance relative to the Benchmark included the Fund’s underweight position in General Electric Co. and its overweight positions in T. Rowe Price Group Inc. and Kohl’s Corp. Shares of General Electric, an industrial conglomerate not held by the Fund, fell amid the company’s efforts to implement a restructuring plan. Shares of T. Rowe Price Group, a provider of mutual funds and financial advisory services, rose amid growth in the company’s assets under management and the overall strength of the financials sector. Shares of Kohl’s, a department store chain, rose amid improvements in the company’s store traffic trends and expense controls.

Leading individual detractors from relative performance included the Fund’s overweight positions in Dish Network Corp. and Ball Corp. and its underweight position in Intel Corp. Shares of Dish Network, a subscription TV provider, fell after the company reported lower-than-expected earnings for the third quarter of 2017. Shares of Ball, a packaging manufacturer, fell after the company reported lower-than-expected earnings and sales for the third quarter of 2017. Shares of Intel, a semiconductor maker not held by the Fund, rose amid gains in the broader semiconductor sector.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’

view, significant levels of free cash flow. During the reporting period, the Fund’s largest average overweight positions were in the consumer discretionary sector, where the Fund’s portfolio managers found what they believed to be compelling investment opportunities. The Fund’s largest average underweight position was in the health care sector.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Wells Fargo & Co.	3.2%
2.	Bank of America Corp.	3.1
3.	Capital One Financial Corp.	2.4
4.	Pfizer, Inc.	2.3
5.	Delta Air Lines, Inc.	1.9
6.	Exxon Mobil Corp.	1.8
7.	Loews Corp.	1.7
8.	Johnson & Johnson	1.6
9.	M&T Bank Corp.	1.6
10.	PNC Financial Services Group, Inc. (The)	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	31.2%
Consumer Discretionary	13.8
Health Care	8.5
Energy	7.5
Industrials	7.1
Information Technology	6.9
Consumer Staples	6.2
Real Estate	6.0
Utilities	4.6
Materials	4.0
Telecommunication Services	0.8
Short-Term Investment	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of December 31, 2017. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge**		3.48%	7.69%	12.24%	8.32%
Without Sales Charge		9.21	13.67	13.46	8.90
CLASS C SHARES	February 28, 2005
With CDSC***		7.95	12.11	12.90	8.36
Without CDSC		8.95	13.11	12.90	8.36
CLASS I SHARES	February 28, 2005	9.35	13.96	13.75	9.18
CLASS L SHARES	February 28, 2005	9.47	14.23	14.03	9.46
CLASS R2 SHARES	July 31, 2017	9.07	13.37	13.18	8.63
CLASS R3 SHARES	September 9, 2016	9.20	13.65	13.46	8.90
CLASS R4 SHARES	September 9, 2016	9.32	13.94	13.75	9.18
CLASS R5 SHARES	September 9, 2016	9.43	14.12	14.01	9.45
CLASS R6 SHARES	September 9, 2016	9.50	14.23	14.04	9.46

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (12/31/07 TO 12/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.

Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.

Returns for the Class R5 and R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been similar to those shown because Class R6 Shares have similar expenses to Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from December 31, 2007 to December 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.5%
	Consumer Discretionary — 14.3%
	Automobiles — 0.5%
143	Tesla, Inc. (a)	44,430

	Distributors — 1.1%
2,107	LKQ Corp. (a)	85,679

	Hotels, Restaurants & Leisure — 2.4%
1,153	Hilton Grand Vacations, Inc. (a)	48,370
1,170	Hilton Worldwide Holdings, Inc.	93,471
975	Norwegian Cruise Line Holdings Ltd. (a)	51,935

		193,776

	Household Durables — 2.2%
649	Mohawk Industries, Inc. (a)	178,976

	Internet & Direct Marketing Retail — 7.5%
321	Amazon.com, Inc. (a)	374,932
439	Netflix, Inc. (a)	84,232
52	Priceline Group, Inc. (The) (a)	90,710
620	Wayfair, Inc., Class A (a)	49,800

		599,674

	Textiles, Apparel & Luxury Goods — 0.6%
1,466	Gildan Activewear, Inc., (Canada)	47,355

	Total Consumer Discretionary	1,149,890

	Consumer Staples — 0.7%
	Beverages — 0.7%
851	Monster Beverage Corp. (a)	53,860

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
512	Concho Resources, Inc. (a)	76,867
493	EOG Resources, Inc.	53,146

	Total Energy	130,013

	Financials — 7.6%
	Banks — 2.4%
807	Comerica, Inc.	70,056
1,345	East West Bancorp, Inc.	81,816
480	First Republic Bank	41,604

		193,476

	Capital Markets — 5.2%
132	BlackRock, Inc.	67,861
3,488	Charles Schwab Corp. (The)	179,184
646	Nasdaq, Inc.	49,594
721	S&P Global, Inc.	122,171

		418,810

	Total Financials	612,286

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care — 13.2%
	Biotechnology — 2.7%
878	Exact Sciences Corp. (a)	46,114
513	Intercept Pharmaceuticals, Inc. (a)	29,987
199	Sage Therapeutics, Inc. (a)	32,843
546	Spark Therapeutics, Inc. (a)	28,086
519	Vertex Pharmaceuticals, Inc. (a)	77,792

		214,822

	Health Care Equipment & Supplies — 1.6%
974	DENTSPLY SIRONA, Inc.	64,092
168	Intuitive Surgical, Inc. (a)	61,383

		125,475

	Health Care Providers & Services — 5.4%
1,883	Acadia Healthcare Co., Inc. (a)	61,455
235	Humana, Inc.	58,371
809	Teladoc, Inc. (a)	28,180
1,297	UnitedHealth Group, Inc.	285,915

		433,921

	Health Care Technology — 0.8%
2,202	Evolent Health, Inc., Class A (a)	27,084
724	Veeva Systems, Inc., Class A (a)	40,012

		67,096

	Life Sciences Tools & Services — 0.9%
346	Illumina, Inc. (a)	75,488

	Pharmaceuticals — 1.8%
437	Jazz Pharmaceuticals plc (a)	58,856
1,221	Revance Therapeutics, Inc. (a)	43,658
6,300	TherapeuticsMD, Inc. (a)	38,053

		140,567

	Total Health Care	1,057,369

	Industrials — 13.3%
	Airlines — 1.5%
1,001	Delta Air Lines, Inc.	56,067
953	Southwest Airlines Co.	62,400

		118,467

	Building Products — 2.2%
1,024	Fortune Brands Home & Security, Inc.	70,110
511	Lennox International, Inc.	106,317

		176,427

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Commercial Services & Supplies — 3.6%
1,536	Copart, Inc. (a)	66,340
3,122	Waste Connections, Inc., (Canada)	221,457

		287,797

	Machinery — 4.9%
383	John Bean Technologies Corp.	42,470
300	Middleby Corp. (The) (a)	40,498
858	Oshkosh Corp.	78,002
211	Parker-Hannifin Corp.	42,052
625	Stanley Black & Decker, Inc.	106,039
599	WABCO Holdings, Inc. (a)	85,913

		394,974

	Road & Rail — 1.1%
692	Old Dominion Freight Line, Inc.	91,039

	Total Industrials	1,068,704

	Information Technology — 42.5%
	Communications Equipment — 1.3%
266	Arista Networks, Inc. (a)	62,771
297	Palo Alto Networks, Inc. (a)	43,076

		105,847

	Electronic Equipment, Instruments & Components — 1.8%
803	Amphenol Corp., Class A	70,486
2,254	Corning, Inc.	72,093

		142,579

	Internet Software & Services — 10.8%
483	Alphabet, Inc., Class C (a)	505,730
1,585	Facebook, Inc., Class A (a)	279,672
1,583	GoDaddy, Inc., Class A (a)	79,613

		865,015

	IT Services — 8.0%
1,091	Global Payments, Inc.	109,382
1,020	Mastercard, Inc., Class A	154,372
1,298	PayPal Holdings, Inc. (a)	95,581
878	Square, Inc., Class A (a)	30,447
1,223	Vantiv, Inc., Class A (a)	89,974
1,400	Visa, Inc., Class A	159,582

		639,338

	Semiconductors & Semiconductor Equipment — 5.7%
1,444	Applied Materials, Inc.	73,802
508	Broadcom Ltd.	130,377
996	Cavium, Inc. (a)	83,520
310	Lam Research Corp.	57,080

SHARES	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
599	NVIDIA Corp.	115,906

		460,685

	Software — 9.5%
528	Adobe Systems, Inc. (a)	92,579
1,096	Electronic Arts, Inc. (a)	115,135
589	Guidewire Software, Inc. (a)	43,717
1,680	Microsoft Corp.	143,733
428	Red Hat, Inc. (a)	51,343
978	salesforce.com, Inc. (a)	99,971
589	ServiceNow, Inc. (a)	76,787
1,055	Splunk, Inc. (a)	87,388
514	Take-Two Interactive Software, Inc. (a)	56,399

		767,052

	Technology Hardware, Storage & Peripherals — 5.4%
2,560	Apple, Inc.	433,203

	Total Information Technology	3,413,719

	Materials — 1.4%
	Construction Materials — 1.4%
982	Eagle Materials, Inc.	111,204

	Real Estate — 0.9%
	Real Estate Management & Development — 0.9%
1,709	CBRE Group, Inc., Class A (a)	74,017

	Total Common Stocks (Cost $4,517,978)	7,671,062

Short-Term Investment — 4.6%
	Investment Company — 4.6%
365,445	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $365,445)	365,445

	Total Investments — 100.1% (Cost $4,883,423)	8,036,507
	Liabilities in Excess of Other Assets — (0.1)%	(7,769)

	NET ASSETS — 100.0%	$8,028,738

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.4%
	Consumer Discretionary — 16.8%
	Auto Components — 0.4%
253	BorgWarner, Inc.	12,925

	Automobiles — 0.7%
19	Tesla, Inc. (a)	5,916
101	Thor Industries, Inc.	15,207

		21,123

	Distributors — 1.2%
129	Genuine Parts Co.	12,230
545	LKQ Corp. (a)	22,145

		34,375

	Diversified Consumer Services — 0.4%
121	Bright Horizons Family Solutions, Inc. (a)	11,365

	Hotels, Restaurants & Leisure — 3.2%
254	Hilton Grand Vacations, Inc. (a)	10,660
530	Hilton Worldwide Holdings, Inc.	42,300
51	Marriott International, Inc., Class A	6,941
190	Norwegian Cruise Line Holdings Ltd. (a)	10,138
457	Red Rock Resorts, Inc., Class A	15,429
57	Vail Resorts, Inc.	12,196

		97,664

	Household Durables — 2.6%
238	Mohawk Industries, Inc. (a)	65,577
401	Newell Brands, Inc.	12,383

		77,960

	Internet & Direct Marketing Retail — 0.9%
149	Expedia, Inc.	17,856
130	Wayfair, Inc., Class A (a)	10,419

		28,275

	Media — 0.7%
174	CBS Corp. (Non-Voting), Class B	10,252
248	DISH Network Corp., Class A (a)	11,837

		22,089

	Multiline Retail — 0.8%
295	Kohl's Corp.	15,998
185	Nordstrom, Inc.	8,758

		24,756

	Specialty Retail — 3.6%
24	AutoZone, Inc. (a)	16,761
216	Best Buy Co., Inc.	14,813
412	Gap, Inc. (The)	14,038
66	O'Reilly Automotive, Inc. (a)	15,852

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
331	Ross Stores, Inc.	26,595
109	Tiffany & Co.	11,378
38	Ulta Beauty, Inc. (a)	8,454

		107,891

	Textiles, Apparel & Luxury Goods — 2.3%
660	Gildan Activewear, Inc., (Canada)	21,304
140	Lululemon Athletica, Inc. (a)	10,987
126	PVH Corp.	17,315
98	Ralph Lauren Corp.	10,130
215	Tapestry, Inc.	9,509

		69,245

	Total Consumer Discretionary	507,668

	Consumer Staples — 3.8%
	Beverages — 1.7%
69	Constellation Brands, Inc., Class A	15,685
193	Dr Pepper Snapple Group, Inc.	18,738
83	Molson Coors Brewing Co., Class B	6,830
156	Monster Beverage Corp. (a)	9,848

		51,101

	Food & Staples Retailing — 0.8%
72	Casey's General Stores, Inc.	8,004
544	Kroger Co. (The)	14,944

		22,948

	Food Products — 0.3%
68	Pinnacle Foods, Inc.	4,030
48	Post Holdings, Inc. (a)	3,786

		7,816

	Household Products — 0.2%
125	Energizer Holdings, Inc.	6,013

	Personal Products — 0.8%
648	Coty, Inc., Class A	12,892
210	Edgewell Personal Care Co. (a)	12,474

		25,366

	Total Consumer Staples	113,244

	Energy — 4.2%
	Oil, Gas & Consumable Fuels — 4.2%
200	Concho Resources, Inc. (a)	30,014
533	Energen Corp. (a)	30,695
493	EQT Corp.	28,064
271	PBF Energy, Inc., Class A	9,618
302	Range Resources Corp.	5,147

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
778	Williams Cos., Inc. (The)	23,735

	Total Energy	127,273

	Financials — 16.5%
	Banks — 5.3%
420	Citizens Financial Group, Inc.	17,644
179	Comerica, Inc.	15,548
262	East West Bancorp, Inc.	15,913
729	Fifth Third Bancorp	22,124
270	First Republic Bank	23,433
803	Huntington Bancshares, Inc.	11,692
146	M&T Bank Corp.	24,959
342	SunTrust Banks, Inc.	22,086
127	Zions Bancorp	6,447

		159,846

	Capital Markets — 6.0%
63	Affiliated Managers Group, Inc.	12,972
205	Ameriprise Financial, Inc.	34,741
432	Invesco Ltd.	15,793
203	Nasdaq, Inc.	15,612
173	Northern Trust Corp.	17,317
165	Raymond James Financial, Inc.	14,726
166	S&P Global, Inc.	28,154
215	T Rowe Price Group, Inc.	22,577
409	TD Ameritrade Holding Corp.	20,927

		182,819

	Consumer Finance — 0.5%
501	Ally Financial, Inc.	14,608

	Insurance — 4.7%
13	Alleghany Corp. (a)	8,044
49	Chubb Ltd.	7,137
352	Hartford Financial Services Group, Inc. (The)	19,829
532	Loews Corp.	26,619
184	Marsh & McLennan Cos., Inc.	14,940
555	Progressive Corp. (The)	31,237
237	Unum Group	13,029
94	WR Berkley Corp.	6,746
425	XL Group Ltd., (Bermuda)	14,945

		142,526

	Total Financials	499,799

	Health Care — 9.0%
	Biotechnology — 2.0%
196	ACADIA Pharmaceuticals, Inc. (a)	5,902
100	BioMarin Pharmaceutical, Inc. (a)	8,872

SHARES	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
84	Bioverativ, Inc. (a)	4,535
346	Exelixis, Inc. (a)	10,512
79	Incyte Corp. (a)	7,473
132	Intercept Pharmaceuticals, Inc. (a)	7,729
89	Spark Therapeutics, Inc. (a)	4,566
70	Vertex Pharmaceuticals, Inc. (a)	10,430

		60,019

	Health Care Equipment & Supplies — 1.4%
189	DENTSPLY SIRONA, Inc.	12,431
149	DexCom, Inc. (a)	8,562
77	Edwards Lifesciences Corp. (a)	8,707
90	Zimmer Biomet Holdings, Inc.	10,818

		40,518

	Health Care Providers & Services — 4.0%
370	Acadia Healthcare Co., Inc. (a)	12,060
163	AmerisourceBergen Corp.	14,977
127	Centene Corp. (a)	12,823
89	Cigna Corp.	18,120
118	Henry Schein, Inc. (a)	8,222
55	Humana, Inc.	13,532
78	Laboratory Corp. of America Holdings (a)	12,485
407	Premier, Inc., Class A (a)	11,877
149	Teladoc, Inc. (a)	5,207
114	Universal Health Services, Inc., Class B	12,905

		122,208

	Health Care Technology — 0.3%
180	Veeva Systems, Inc., Class A (a)	9,928

	Life Sciences Tools & Services — 0.9%
119	Illumina, Inc. (a)	26,105

	Pharmaceuticals — 0.4%
94	Jazz Pharmaceuticals plc (a)	12,671

	Total Health Care	271,449

	Industrials — 13.3%
	Aerospace & Defense — 0.4%
154	HEICO Corp., Class A	12,191

	Airlines — 0.4%
193	Southwest Airlines Co.	12,632

	Building Products — 1.9%
472	Fortune Brands Home & Security, Inc.	32,277
113	Lennox International, Inc.	23,521

		55,798

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Commercial Services & Supplies — 2.0%
431	Copart, Inc. (a)	18,623
604	Waste Connections, Inc., (Canada)	42,869

		61,492

	Electrical Equipment — 1.4%
65	Acuity Brands, Inc.	11,389
188	AMETEK, Inc.	13,630
106	Hubbell, Inc.	14,316
30	Regal Beloit Corp.	2,274

		41,609

	Industrial Conglomerates — 0.5%
135	Carlisle Cos., Inc.	15,293

	Machinery — 5.5%
94	AGCO Corp.	6,729
302	Fortive Corp.	21,857
114	IDEX Corp.	15,097
81	Middleby Corp. (The) (a)	10,944
108	Nordson Corp.	15,797
165	Oshkosh Corp.	15,015
90	Parker-Hannifin Corp.	18,022
118	Snap-on, Inc.	20,489
124	Stanley Black & Decker, Inc.	21,092
154	WABCO Holdings, Inc. (a)	22,128

		167,170

	Road & Rail — 0.7%
158	Old Dominion Freight Line, Inc.	20,759

	Trading Companies & Distributors — 0.5%
160	MSC Industrial Direct Co., Inc., Class A	15,470

	Total Industrials	402,414

	Information Technology — 19.4%
	Communications Equipment — 1.6%
71	Arista Networks, Inc. (a)	16,818
442	CommScope Holding Co., Inc. (a)	16,709
105	Palo Alto Networks, Inc. (a)	15,228

		48,755

	Electronic Equipment, Instruments & Components — 4.0%
460	Amphenol Corp., Class A	40,369
220	Arrow Electronics, Inc. (a)	17,719
276	CDW Corp.	19,176
441	Corning, Inc.	14,117
68	IPG Photonics Corp. (a)	14,625
383	Keysight Technologies, Inc. (a)	15,949

		121,955

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 1.0%
337	GoDaddy, Inc., Class A (a)	16,964
105	GrubHub, Inc. (a)	7,525
228	Match Group, Inc. (a)	7,143

		31,632

	IT Services — 3.5%
185	DXC Technology Co.	17,594
134	Gartner, Inc. (a)	16,478
279	Global Payments, Inc.	27,967
116	Jack Henry & Associates, Inc.	13,552
226	Square, Inc., Class A (a)	7,822
295	Vantiv, Inc., Class A (a)	21,697

		105,110

	Semiconductors & Semiconductor Equipment — 3.4%
840	Advanced Micro Devices, Inc. (a)	8,638
126	Analog Devices, Inc.	11,251
150	Applied Materials, Inc.	7,683
40	Broadcom Ltd.	10,199
240	Cavium, Inc. (a)	20,086
108	Lam Research Corp.	19,861
52	NVIDIA Corp.	10,062
335	Teradyne, Inc.	14,010

		101,790

	Software — 5.9%
171	Atlassian Corp. plc, (Australia), Class A (a)	7,766
121	Autodesk, Inc. (a)	12,632
169	Electronic Arts, Inc. (a)	17,787
134	Guidewire Software, Inc. (a)	9,958
109	Paycom Software, Inc. (a)	8,748
102	Proofpoint, Inc. (a)	9,023
168	Red Hat, Inc. (a)	20,189
162	ServiceNow, Inc. (a)	21,162
244	Splunk, Inc. (a)	20,205
149	Synopsys, Inc. (a)	12,717
138	Take-Two Interactive Software, Inc. (a)	15,183
54	Tyler Technologies, Inc. (a)	9,578
123	Workday, Inc., Class A (a)	12,555

		177,503

	Total Information Technology	586,745

	Materials — 3.6%
	Chemicals — 0.4%
30	Sherwin-Williams Co. (The)	12,471

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Construction Materials — 1.4%
202	Eagle Materials, Inc.	22,909
156	Vulcan Materials Co.	19,962

		42,871

	Containers & Packaging — 1.8%
547	Ball Corp.	20,692
462	Silgan Holdings, Inc.	13,572
326	WestRock Co.	20,612

		54,876

	Total Materials	110,218

	Real Estate — 5.7%
	Equity Real Estate Investment Trusts (REITs) — 4.4%
149	American Campus Communities, Inc.	6,105
239	American Homes 4 Rent, Class A	5,217
75	AvalonBay Communities, Inc.	13,429
501	Brixmor Property Group, Inc.	9,341
28	Essex Property Trust, Inc.	6,874
73	Federal Realty Investment Trust	9,675
208	GGP, Inc.	4,859
114	HCP, Inc.	2,974
94	JBG SMITH Properties	3,279
492	Kimco Realty Corp.	8,935
407	Outfront Media, Inc.	9,433
249	Park Hotels & Resorts, Inc.	7,171
320	Rayonier, Inc.	10,114
103	Regency Centers Corp.	7,159
167	Vornado Realty Trust	13,065
286	Weyerhaeuser Co.	10,098
76	WP Carey, Inc.	5,265

		132,993

	Office — 0.4%
98	Boston Properties, Inc.	12,804

	Real Estate Management & Development — 0.9%
636	CBRE Group, Inc., Class A (a)	27,539

	Total Real Estate	173,336

	Utilities — 4.1%
	Electric Utilities — 1.4%
225	Edison International	14,212
88	Westar Energy, Inc.	4,629
495	Xcel Energy, Inc.	23,825

		42,666

	Gas Utilities — 0.5%
251	National Fuel Gas Co.	13,802

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 2.2%
150	CenterPoint Energy, Inc.	4,263
493	CMS Energy Corp.	23,320
164	Sempra Energy	17,545
345	WEC Energy Group, Inc.	22,945

		68,073

	Total Utilities	124,541

	Total Common Stocks (Cost $1,950,395)	2,916,687

Master Limited Partnership — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
280	Oaktree Capital Group LLC (Cost $13,090)	11,805

Short-Term Investment — 3.3%
	Investment Company — 3.3%
100,898	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $100,898)	100,898

	Total Investments — 100.1% (Cost $2,064,383)	3,029,390
	Liabilities in Excess of Other Assets — (0.1)%	(3,815)

	NET ASSETS — 100.0%	$3,025,575

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 94.9%
	Consumer Discretionary — 17.3%
	Automobiles — 1.4%
44	Tesla, Inc. (a)	13,559
234	Thor Industries, Inc.	35,193

		48,752

	Distributors — 1.4%
1,246	LKQ Corp. (a)	50,663

	Diversified Consumer Services — 0.7%
277	Bright Horizons Family Solutions, Inc. (a)	26,010

	Hotels, Restaurants & Leisure — 4.7%
581	Hilton Grand Vacations, Inc. (a)	24,393
676	Hilton Worldwide Holdings, Inc.	53,981
436	Norwegian Cruise Line Holdings Ltd. (a)	23,209
1,047	Red Rock Resorts, Inc., Class A	35,309
131	Vail Resorts, Inc.	27,876

		164,768

	Household Durables — 2.3%
291	Mohawk Industries, Inc. (a)	80,389

	Internet & Direct Marketing Retail — 0.7%
297	Wayfair, Inc., Class A (a)	23,842

	Specialty Retail — 3.3%
152	O'Reilly Automotive, Inc. (a)	36,650
758	Ross Stores, Inc.	60,852
87	Ulta Beauty, Inc. (a)	19,540

		117,042

	Textiles, Apparel & Luxury Goods — 2.8%
1,521	Gildan Activewear, Inc., (Canada)	49,121
323	Lululemon Athletica, Inc. (a)	25,400
492	Tapestry, Inc.	21,761

		96,282

	Total Consumer Discretionary	607,748

	Consumer Staples — 1.2%
	Beverages — 0.7%
356	Monster Beverage Corp. (a)	22,549

	Food & Staples Retailing — 0.5%
164	Casey's General Stores, Inc.	18,313

	Total Consumer Staples	40,862

	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
457	Concho Resources, Inc. (a)	68,684
691	Range Resources Corp.	11,791

	Total Energy	80,475

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 10.4%
	Banks — 2.7%
410	Comerica, Inc.	35,592
599	East West Bancorp, Inc.	36,409
282	First Republic Bank	24,398

		96,399

	Capital Markets — 6.4%
145	Affiliated Managers Group, Inc.	29,702
274	Ameriprise Financial, Inc.	46,486
465	Nasdaq, Inc.	35,726
380	S&P Global, Inc.	64,394
937	TD Ameritrade Holding Corp.	47,900

		224,208

	Insurance — 1.3%
793	Progressive Corp. (The)	44,656

	Total Financials	365,263

	Health Care — 11.8%
	Biotechnology — 3.9%
449	ACADIA Pharmaceuticals, Inc. (a)	13,514
228	BioMarin Pharmaceutical, Inc. (a)	20,313
193	Bioverativ, Inc. (a)	10,412
792	Exelixis, Inc. (a)	24,068
181	Incyte Corp. (a)	17,114
303	Intercept Pharmaceuticals, Inc. (a)	17,694
205	Spark Therapeutics, Inc. (a)	10,546
159	Vertex Pharmaceuticals, Inc. (a)	23,886

		137,547

	Health Care Equipment & Supplies — 1.9%
432	DENTSPLY SIRONA, Inc.	28,439
342	DexCom, Inc. (a)	19,610
177	Edwards Lifesciences Corp. (a)	19,938

		67,987

	Health Care Providers & Services — 2.8%
846	Acadia Healthcare Co., Inc. (a)	27,593
291	Centene Corp. (a)	29,346
931	Premier, Inc., Class A (a)	27,181
344	Teladoc, Inc. (a)	11,978

		96,098

	Health Care Technology — 0.7%
411	Veeva Systems, Inc., Class A (a)	22,723

	Life Sciences Tools & Services — 1.7%
274	Illumina, Inc. (a)	59,796

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Pharmaceuticals — 0.8%
215	Jazz Pharmaceuticals plc (a)	28,986

	Total Health Care	413,137

	Industrials — 18.3%
	Aerospace & Defense — 0.8%
353	HEICO Corp., Class A	27,909

	Airlines — 0.8%
438	Southwest Airlines Co.	28,667

	Building Products — 2.7%
577	Fortune Brands Home & Security, Inc.	39,469
258	Lennox International, Inc.	53,821

		93,290

	Commercial Services & Supplies — 4.0%
987	Copart, Inc. (a)	42,611
1,382	Waste Connections, Inc., (Canada)	98,060

		140,671

	Machinery — 8.6%
217	AGCO Corp.	15,472
695	Fortive Corp.	50,283
187	Middleby Corp. (The) (a)	25,269
247	Nordson Corp.	36,175
379	Oshkosh Corp.	34,466
207	Parker-Hannifin Corp.	41,328
284	Stanley Black & Decker, Inc.	48,260
353	WABCO Holdings, Inc. (a)	50,613

		301,866

	Road & Rail — 1.4%
361	Old Dominion Freight Line, Inc.	47,503

	Total Industrials	639,906

	Information Technology — 29.7%
	Communications Equipment — 2.1%
165	Arista Networks, Inc. (a)	38,757
240	Palo Alto Networks, Inc. (a)	34,846

		73,603

	Electronic Equipment, Instruments & Components — 3.3%
577	Amphenol Corp., Class A	50,690
1,010	Corning, Inc.	32,300
156	IPG Photonics Corp. (a)	33,469

		116,459

	Internet Software & Services — 1.6%
772	GoDaddy, Inc., Class A (a)	38,816
240	GrubHub, Inc. (a)	17,232

		56,048

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — 6.0%
428	DXC Technology Co.	40,627
305	Gartner, Inc. (a)	37,534
638	Global Payments, Inc.	63,983
516	Square, Inc., Class A (a)	17,893
675	Vantiv, Inc., Class A (a)	49,642

		209,679

	Semiconductors & Semiconductor Equipment — 5.9%
1,923	Advanced Micro Devices, Inc. (a)	19,769
347	Applied Materials, Inc.	17,749
91	Broadcom Ltd.	23,335
548	Cavium, Inc. (a)	45,955
249	Lam Research Corp.	45,887
120	NVIDIA Corp.	23,220
773	Teradyne, Inc.	32,349

		208,264

	Software — 10.8%
391	Atlassian Corp. plc, (Australia), Class A (a)	17,776
276	Autodesk, Inc. (a)	28,975
391	Electronic Arts, Inc. (a)	41,079
307	Guidewire Software, Inc. (a)	22,800
249	Paycom Software, Inc. (a)	20,034
233	Proofpoint, Inc. (a)	20,657
385	Red Hat, Inc. (a)	46,202
371	ServiceNow, Inc. (a)	48,397
562	Splunk, Inc. (a)	46,584
317	Take-Two Interactive Software, Inc. (a)	34,756
124	Tyler Technologies, Inc. (a)	21,937
282	Workday, Inc., Class A (a)	28,733

		377,930

	Total Information Technology	1,041,983

	Materials — 2.8%
	Construction Materials — 2.8%
463	Eagle Materials, Inc.	52,404
359	Vulcan Materials Co.	46,080

	Total Materials	98,484

	Real Estate — 1.1%
	Real Estate Management & Development — 1.1%
868	CBRE Group, Inc., Class A (a)	37,586

	Total Common Stocks (Cost $2,415,081)	3,325,444

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
Master Limited Partnership — 0.8%
	Financials — 0.8%
	Capital Markets — 0.8%
642	Oaktree Capital Group LLC (Cost $30,388)	27,011

Short-Term Investment — 4.5%
	Investment Company — 4.5%
156,459	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $156,459)	156,459

	Total Investments — 100.2% (Cost $2,601,928)	3,508,914
	Liabilities in Excess of Other Assets — (0.2)%	(7,256)

	NET ASSETS — 100.0%	$3,501,658

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 15.9%
	Auto Components — 0.8%
3,213	BorgWarner, Inc.	164,146

	Distributors — 0.8%
1,628	Genuine Parts Co.	154,719

	Hotels, Restaurants & Leisure — 1.7%
2,963	Hilton Worldwide Holdings, Inc.	236,616
646	Marriott International, Inc., Class A	87,671

		324,287

	Household Durables — 2.8%
1,396	Mohawk Industries, Inc. (a)	385,096
5,070	Newell Brands, Inc.	156,652

		541,748

	Internet & Direct Marketing Retail — 1.2%
1,896	Expedia, Inc.	227,086

	Media — 1.5%
2,198	CBS Corp. (Non-Voting), Class B	129,706
3,136	DISH Network Corp., Class A (a)	149,721

		279,427

	Multiline Retail — 1.6%
3,727	Kohl's Corp.	202,122
2,331	Nordstrom, Inc.	110,455

		312,577

	Specialty Retail — 3.8%
300	AutoZone, Inc. (a)	213,136
2,733	Best Buy Co., Inc.	187,147
5,188	Gap, Inc. (The)	176,700
1,383	Tiffany & Co.	143,712

		720,695

	Textiles, Apparel & Luxury Goods — 1.7%
1,598	PVH Corp.	219,261
1,012	Ralph Lauren Corp.	104,916

		324,177

	Total Consumer Discretionary	3,048,862

	Consumer Staples — 6.2%
	Beverages — 2.8%
877	Constellation Brands, Inc., Class A	200,474
2,439	Dr Pepper Snapple Group, Inc.	236,750
1,048	Molson Coors Brewing Co., Class B	85,997

		523,221

	Food & Staples Retailing — 1.0%
6,979	Kroger Co. (The)	191,571

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.5%
853	Pinnacle Foods, Inc.	50,729
603	Post Holdings, Inc. (a)	47,760

		98,489

	Household Products — 0.4%
1,584	Energizer Holdings, Inc.	76,022

	Personal Products — 1.5%
7,205	Coty, Inc., Class A	143,307
2,450	Edgewell Personal Care Co. (a)	145,532

		288,839

	Total Consumer Staples	1,178,142

	Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
6,746	Energen Corp. (a)	388,342
6,206	EQT Corp.	353,238
3,434	PBF Energy, Inc., Class A	121,746
9,798	Williams Cos., Inc. (The)	298,735

	Total Energy	1,162,061

	Financials — 22.9%
	Banks — 7.8%
5,305	Citizens Financial Group, Inc.	222,723
9,225	Fifth Third Bancorp	279,885
1,869	First Republic Bank	161,908
10,157	Huntington Bancshares, Inc.	147,882
1,905	M&T Bank Corp.	325,701
4,326	SunTrust Banks, Inc.	279,412
1,614	Zions Bancorp	82,037

		1,499,548

	Capital Markets — 5.6%
1,076	Ameriprise Financial, Inc.	182,420
5,500	Invesco Ltd.	200,959
2,190	Northern Trust Corp.	218,780
2,086	Raymond James Financial, Inc.	186,279
2,722	T Rowe Price Group, Inc.	285,605

		1,074,043

	Consumer Finance — 1.0%
6,515	Ally Financial, Inc.	189,974

	Insurance — 8.2%
171	Alleghany Corp. (a)	101,710
621	Chubb Ltd.	90,816
4,736	Hartford Financial Services Group, Inc. (The)	266,534
6,763	Loews Corp.	338,368
2,326	Marsh & McLennan Cos., Inc.	189,341

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
2,677	Progressive Corp. (The)	150,767
3,002	Unum Group	164,803
1,190	WR Berkley Corp.	85,298
5,377	XL Group Ltd., (Bermuda)	189,064

		1,576,701

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
2,341	Starwood Property Trust, Inc.	49,985

	Total Financials	4,390,251

	Health Care — 5.9%
	Health Care Equipment & Supplies — 0.7%
1,121	Zimmer Biomet Holdings, Inc.	135,312

	Health Care Providers & Services — 5.2%
2,055	AmerisourceBergen Corp.	188,725
1,129	Cigna Corp.	229,215
1,484	Henry Schein, Inc. (a)	103,725
687	Humana, Inc.	170,442
988	Laboratory Corp. of America Holdings (a)	157,669
1,348	Universal Health Services, Inc., Class B	152,820

		1,002,596

	Total Health Care	1,137,908

	Industrials — 8.1%
	Building Products — 1.0%
2,806	Fortune Brands Home & Security, Inc.	192,056

	Electrical Equipment — 2.7%
812	Acuity Brands, Inc.	142,970
2,374	AMETEK, Inc.	172,047
1,348	Hubbell, Inc.	182,428
376	Regal Beloit Corp.	28,778

		526,223

	Industrial Conglomerates — 1.0%
1,713	Carlisle Cos., Inc.	194,703

	Machinery — 2.4%
1,445	IDEX Corp.	190,715
1,487	Snap-on, Inc.	259,189

		449,904

	Trading Companies & Distributors — 1.0%
2,017	MSC Industrial Direct Co., Inc., Class A	195,006

	Total Industrials	1,557,892

	Information Technology — 8.8%
	Communications Equipment — 1.1%
5,578	CommScope Holding Co., Inc. (a)	210,998

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 4.7%
2,645	Amphenol Corp., Class A	232,248
2,788	Arrow Electronics, Inc. (a)	224,147
3,491	CDW Corp.	242,585
4,850	Keysight Technologies, Inc. (a)	201,763

		900,743

	Internet Software & Services — 0.5%
2,905	Match Group, Inc. (a)	90,961

	IT Services — 0.9%
1,475	Jack Henry & Associates, Inc.	172,477

	Semiconductors & Semiconductor Equipment — 0.8%
1,598	Analog Devices, Inc.	142,310

	Software — 0.8%
1,881	Synopsys, Inc. (a)	160,344

	Total Information Technology	1,677,833

	Materials — 4.4%
	Chemicals — 0.8%
381	Sherwin-Williams Co. (The)	156,265

	Containers & Packaging — 3.6%
6,879	Ball Corp.	260,389
5,842	Silgan Holdings, Inc.	171,685
4,125	WestRock Co.	260,755

		692,829

	Total Materials	849,094

	Real Estate — 10.0%
	Equity Real Estate Investment Trusts (REITs) — 8.4%
1,894	American Campus Communities, Inc.	77,692
3,020	American Homes 4 Rent, Class A	65,962
951	AvalonBay Communities, Inc.	169,666
5,830	Brixmor Property Group, Inc.	108,779
360	Essex Property Trust, Inc.	86,923
927	Federal Realty Investment Trust	123,093
2,582	GGP, Inc.	60,384
1,451	HCP, Inc.	37,840
1,201	JBG SMITH Properties	41,721
6,208	Kimco Realty Corp.	112,681
5,141	Outfront Media, Inc.	119,261
3,159	Park Hotels & Resorts, Inc.	90,833
4,044	Rayonier, Inc.	127,912
1,308	Regency Centers Corp.	90,521
2,111	Vornado Realty Trust	165,073
3,622	Weyerhaeuser Co.	127,708

		1,606,049

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Office — 0.9%
1,253	Boston Properties, Inc.	162,933

	Real Estate Management & Development — 0.7%
3,245	CBRE Group, Inc., Class A (a)	140,529

	Total Real Estate	1,909,511

	Utilities — 8.2%
	Electric Utilities — 2.8%
2,826	Edison International	178,692
1,108	Westar Energy, Inc.	58,514
6,228	Xcel Energy, Inc.	299,611

		536,817

	Gas Utilities — 0.9%
3,179	National Fuel Gas Co.	174,586

	Multi-Utilities — 4.5%
1,900	CenterPoint Energy, Inc.	53,879
6,200	CMS Energy Corp.	293,281
2,066	Sempra Energy	220,929

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities – continued
4,344	WEC Energy Group, Inc.	288,590

		856,679

	Total Utilities	1,568,082

	Total Common Stocks (Cost $11,261,483)	18,479,636

Short-Term Investment — 3.9%
	Investment Company — 3.9%
747,223	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $747,223)	747,223

	Total Investments — 100.4% (Cost $12,008,706)	19,226,859
	Liabilities in Excess of Other Assets — (0.4)%	(84,804)

	NET ASSETS — 100.0%	$19,142,055

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.2%
Common Stocks — 88.6%
		Consumer Discretionary — 14.9%
		Auto Components — 0.5%
3		Aptiv plc	259
1		Delphi Technologies plc (a)	53
2		Lear Corp.	389

			701

		Diversified Consumer Services — 1.0%
13		H&R Block, Inc.	336
18		ServiceMaster Global Holdings, Inc. (a)	941

			1,277

		Hotels, Restaurants & Leisure — 4.0%
2		Dunkin' Brands Group, Inc.	145
14		Hilton Worldwide Holdings, Inc.	1,104
17		Las Vegas Sands Corp.	1,183
3		Marriott International, Inc., Class A	394
9		Scientific Games Corp., Class A (a)	437
5		Wyndham Worldwide Corp.	614
6		Wynn Resorts Ltd.	1,062

			4,939

		Household Durables — 2.4%
—	(h)	NVR, Inc. (a) (j)	439
12		PulteGroup, Inc.	390
24		Toll Brothers, Inc.	1,158
16		Tupperware Brands Corp.	975

			2,962

		Internet & Direct Marketing Retail — 0.6%
31		Liberty Interactive Corp. QVC Group, Class A (a)	758

		Media — 1.9%
10		CBS Corp. (Non-Voting), Class B	581
11		Sinclair Broadcast Group, Inc., Class A	425
185		Sirius XM Holdings, Inc.	992
23		TEGNA, Inc.	324

			2,322

		Multiline Retail — 0.9%
21		Kohl's Corp.	1,136

		Specialty Retail — 1.6%
20		Best Buy Co., Inc. (j)	1,335
7		Tiffany & Co.	681

			2,016

		Textiles, Apparel & Luxury Goods — 2.0%
12		Michael Kors Holdings Ltd. (a)	746
7		PVH Corp.	998

SHARES		SECURITY DESCRIPTION	VALUE($)

		Textiles, Apparel & Luxury Goods — continued
7		Ralph Lauren Corp.	695

			2,439

		Total Consumer Discretionary	18,550

		Consumer Staples — 5.6%
		Food & Staples Retailing — 1.5%
5		CVS Health Corp.	353
7		Sysco Corp. (j)	451
11		Wal-Mart Stores, Inc.	1,074

			1,878

		Food Products — 2.9%
11		Conagra Brands, Inc.	408
4		JM Smucker Co. (The)	484
31		Pilgrim's Pride Corp. (a) (j)	963
—	(h)	Seaboard Corp.	661
14		Tyson Foods, Inc., Class A	1,105

			3,621

		Household Products — 0.2%
6		Energizer Holdings, Inc.	296

		Personal Products — 1.0%
18		Nu Skin Enterprises, Inc., Class A (j)	1,208

		Total Consumer Staples	7,003

		Energy — 3.0%
		Energy Equipment & Services — 0.7%
74		Transocean Ltd. (a)	792

		Oil, Gas & Consumable Fuels — 2.3%
14		ConocoPhillips	751
11		Devon Energy Corp.	448
9		HollyFrontier Corp.	447
4		Marathon Petroleum Corp.	282
7		Occidental Petroleum Corp.	488
5		Valero Energy Corp.	464

			2,880

		Total Energy	3,672

		Financials — 6.6%
		Banks — 3.7%
9		BOK Financial Corp.	803
19		CIT Group, Inc.	926
10		Citigroup, Inc.	707
10		Comerica, Inc.	907
25		Synovus Financial Corp.	1,215

			4,558

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Capital Markets — 1.5%
2		Ameriprise Financial, Inc.	369
9		MSCI, Inc.	1,139
2		S&P Global, Inc.	398

			1,906

		Consumer Finance — 0.4%
33		Navient Corp.	440

		Insurance — 0.2%
6		Assured Guaranty Ltd.	209

		Mortgage Real Estate Investment Trusts (REITs) — 0.2%
18		Two Harbors Investment Corp.	296

		Thrifts & Mortgage Finance — 0.6%
55		MGIC Investment Corp. (a)	771

		Total Financials	8,180

		Health Care — 10.9%
		Biotechnology — 3.2%
13		AbbVie, Inc. (j)	1,211
6		Amgen, Inc. (j)	1,118
12		Gilead Sciences, Inc. (j)	890
3		United Therapeutics Corp. (a)	497
2		Vertex Pharmaceuticals, Inc. (a)	285

			4,001

		Health Care Equipment & Supplies — 1.9%
17		Baxter International, Inc.	1,101
4		Hill-Rom Holdings, Inc.	369
7		Medtronic plc	559
3		Varian Medical Systems, Inc. (a)	350

			2,379

		Health Care Providers & Services — 4.4%
—	(h)	Anthem, Inc.	62
12		Centene Corp. (a)	1,228
12		Express Scripts Holding Co. (a) (j)	903
5		Humana, Inc.	1,191
3		McKesson Corp.	401
7		Molina Healthcare, Inc. (a)	558
5		WellCare Health Plans, Inc. (a)	1,081

			5,424

		Life Sciences Tools & Services — 0.3%
4		PerkinElmer, Inc.	325

		Pharmaceuticals — 1.1%
3		Allergan plc	532
24		Horizon Pharma plc (a)	355

SHARES	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
13	Mallinckrodt plc (a)	287
3	Perrigo Co. plc	222

		1,396

	Total Health Care	13,525

	Industrials — 16.0%
	Aerospace & Defense — 1.2%
4	Boeing Co. (The) (j)	1,253
4	Spirit AeroSystems Holdings, Inc., Class A	308

		1,561

	Airlines — 1.3%
6	American Airlines Group, Inc.	312
7	Copa Holdings SA, (Panama), Class A	976
6	Delta Air Lines, Inc.	339

		1,627

	Building Products — 1.0%
14	Owens Corning	1,260

	Commercial Services & Supplies — 0.5%
60	Pitney Bowes, Inc. (j)	667

	Construction & Engineering — 1.3%
5	EMCOR Group, Inc.	437
18	Jacobs Engineering Group, Inc.	1,158

		1,595

	Electrical Equipment — 0.8%
5	Regal Beloit Corp.	362
3	Rockwell Automation, Inc.	613

		975

	Machinery — 6.7%
9	AGCO Corp.	643
26	Allison Transmission Holdings, Inc. (j)	1,119
8	Caterpillar, Inc.	1,229
6	Cummins, Inc.	998
18	Donaldson Co., Inc.	898
12	Lincoln Electric Holdings, Inc.	1,138
4	Parker-Hannifin Corp.	739
16	Pentair plc, (United Kingdom)	1,151
8	Terex Corp.	376

		8,291

	Professional Services — 0.9%
9	ManpowerGroup, Inc. (j)	1,085

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Road & Rail — 1.3%
4	Kansas City Southern	413
11	Landstar System, Inc. (j)	1,189

		1,602

	Trading Companies & Distributors — 1.0%
7	United Rentals, Inc. (a) (j)	1,246

	Total Industrials	19,909

	Information Technology — 22.4%
	Communications Equipment — 0.4%
3	Harris Corp.	446

	Electronic Equipment, Instruments & Components — 1.3%
20	Jabil, Inc.	525
11	Zebra Technologies Corp., Class A (a)	1,157

		1,682

	Internet Software & Services — 0.8%
8	VeriSign, Inc. (a) (j)	941

	IT Services — 5.3%
12	DXC Technology Co.	1,179
59	First Data Corp., Class A (a)	993
7	International Business Machines Corp. (j)	1,101
4	Science Applications International Corp.	343
15	Teradata Corp. (a)	595
15	Total System Services, Inc.	1,220
58	Western Union Co. (The)	1,109

		6,540

	Semiconductors & Semiconductor Equipment — 3.7%
17	Applied Materials, Inc.	867
7	First Solar, Inc. (a)	461
6	Lam Research Corp. (j)	1,120
13	Marvell Technology Group Ltd., (Bermuda)	281
7	Micron Technology, Inc. (a)	307
26	ON Semiconductor Corp. (a)	538
3	Skyworks Solutions, Inc.	306
17	Teradyne, Inc.	704

		4,584

	Software — 7.4%
6	Autodesk, Inc. (a)	671
33	CA, Inc.	1,088
27	Cadence Design Systems, Inc. (a)	1,126
14	Citrix Systems, Inc. (a)	1,201
2	Electronic Arts, Inc. (a)	205
12	Fortinet, Inc. (a)	536
39	Nuance Communications, Inc. (a) (j)	636

SHARES	SECURITY DESCRIPTION	VALUE($)

	Software — continued
10	Red Hat, Inc. (a)	1,144
15	SS&C Technologies Holdings, Inc.	603
8	Take-Two Interactive Software, Inc. (a)	914
13	TiVo Corp.	195
7	VMware, Inc., Class A (a)	928

		9,247

	Technology Hardware, Storage & Peripherals — 3.5%
3	Apple, Inc.	541
53	HP, Inc. (j)	1,106
12	NetApp, Inc. (j)	657
13	Western Digital Corp.	1,022
33	Xerox Corp.	974

		4,300

	Total Information Technology	27,740

	Materials — 4.2%
	Chemicals — 1.7%
7	Cabot Corp. (j)	403
39	Huntsman Corp.	1,300
4	LyondellBasell Industries NV, Class A	438

		2,141

	Containers & Packaging — 1.0%
6	Berry Global Group, Inc. (a)	354
4	Packaging Corp. of America	506
6	WestRock Co.	376

		1,236

	Metals & Mining — 1.5%
15	Alcoa Corp. (a)	816
21	Steel Dynamics, Inc.	909
4	United States Steel Corp.	144

		1,869

	Total Materials	5,246

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
5	GEO Group, Inc. (The)	107
67	VEREIT, Inc.	519

		626

	Real Estate Management & Development — 0.7%
9	CBRE Group, Inc., Class A (a)	386
17	Realogy Holdings Corp.	463

		849

	Total Real Estate	1,475

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Utilities — 3.8%
	Electric Utilities — 0.5%
19	FirstEnergy Corp.	595

	Independent Power and Renewable Electricity Producers — 1.6%
79	AES Corp.	853
40	NRG Energy, Inc. (j)	1,151

		2,004

	Multi-Utilities — 1.7%
34	CenterPoint Energy, Inc.	956
43	MDU Resources Group, Inc. (j)	1,163

		2,119

	Total Utilities	4,718

	Total Common Stocks (Cost $86,178)	110,018

Short-Term Investment — 10.6%
	Investment Company — 10.6%
13,115	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $13,115)	13,115

	Total Investments — 99.2% (Cost $99,293)	123,133
	Other Assets in Excess of Liabilities — 0.8%	922

	NET ASSETS — 100.0%	$124,055

Short Positions — 86.9%
Common Stocks — 86.9%
	Consumer Discretionary — 13.3%
	Automobiles — 0.3%
1	Tesla, Inc. (a)	405

	Hotels, Restaurants & Leisure — 5.2%
3	Chipotle Mexican Grill, Inc. (a)	910
7	Darden Restaurants, Inc.	660
36	MGM Resorts International	1,186
6	Norwegian Cruise Line Holdings Ltd. (a)	315
7	Six Flags Entertainment Corp.	476
21	Starbucks Corp.	1,206
14	Texas Roadhouse, Inc.	759
4	Vail Resorts, Inc.	930

		6,442

	Household Durables — 1.2%
10	Leggett & Platt, Inc.	454
4	Mohawk Industries, Inc. (a)	1,048

		1,502

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Direct Marketing Retail — 0.7%
3		Netflix, Inc. (a)	557
8		TripAdvisor, Inc. (a)	275

			832

		Leisure Products — 0.8%
68		Mattel, Inc.	1,046

		Media — 0.6%
8		Cinemark Holdings, Inc.	285
14		Liberty Media Corp.-Liberty Formula One, Class A (a)	462
—	(h)	Lions Gate Entertainment Corp., Class A (a)	—	(h)

			747

		Specialty Retail — 2.9%
4		Advance Auto Parts, Inc.	354
11		L Brands, Inc.	653
14		Murphy USA, Inc. (a)	1,131
15		Tractor Supply Co.	1,143
1		Ulta Beauty, Inc. (a)	269

			3,550

		Textiles, Apparel & Luxury Goods — 1.6%
19		NIKE, Inc., Class B	1,218
51		Under Armour, Inc., Class A (a)	736

			1,954

		Total Consumer Discretionary	16,478

		Consumer Staples — 5.3%
		Beverages — 1.7%
17		Brown-Forman Corp., Class B	1,188
4		Constellation Brands, Inc., Class A	863

			2,051

		Food & Staples Retailing — 1.0%
11		Casey's General Stores, Inc.	1,259

		Food Products — 1.4%
22		Blue Buffalo Pet Products, Inc. (a)	712
10		Kraft Heinz Co. (The)	793
6		Snyder's-Lance, Inc.	293

			1,798

		Personal Products — 1.2%
56		Coty, Inc., Class A	1,123
3		Estee Lauder Cos., Inc. (The), Class A	354

			1,477

		Total Consumer Staples	6,585

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
20	EQT Corp.	1,120
58	Kosmos Energy Ltd., (Ghana) (a)	394
32	Noble Energy, Inc.	945
17	Parsley Energy, Inc., Class A (a)	497

	Total Energy	2,956

	Financials — 5.8%
	Banks — 0.9%
61	People's United Financial, Inc.	1,147

	Capital Markets — 2.2%
17	Artisan Partners Asset Management, Inc., Class A	662
5	CME Group, Inc.	756
2	Federated Investors, Inc., Class B	89
20	Interactive Brokers Group, Inc., Class A	1,174

		2,681

	Insurance — 1.0%
2	Cincinnati Financial Corp.	142
1	Markel Corp. (a)	1,111

		1,253

	Thrifts & Mortgage Finance — 1.7%
86	New York Community Bancorp, Inc.	1,115
71	TFS Financial Corp.	1,060

		2,175

	Total Financials	7,256

	Health Care — 10.8%
	Biotechnology — 4.1%
14	ACADIA Pharmaceuticals, Inc. (a)	416
15	Alkermes plc (a)	815
12	BioMarin Pharmaceutical, Inc. (a)	1,048
2	Bluebird Bio, Inc. (a)	343
8	Incyte Corp. (a)	793
7	Juno Therapeutics, Inc. (a)	303
82	OPKO Health, Inc. (a)	404
1	Puma Biotechnology, Inc. (a)	121
1	Regeneron Pharmaceuticals, Inc. (a)	197
5	Seattle Genetics, Inc. (a)	251
5	TESARO, Inc. (a)	406

		5,097

	Health Care Equipment & Supplies — 1.7%
9	DexCom, Inc. (a)	516
9	Hologic, Inc. (a)	386

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
6	ICU Medical, Inc. (a)	1,215

		2,117

	Health Care Providers & Services — 3.9%
14	Acadia Healthcare Co., Inc. (a)	454
22	Envision Healthcare Corp. (a)	755
15	Henry Schein, Inc. (a)	1,031
17	LifePoint Health, Inc. (a)	839
24	Patterson Cos., Inc.	868
8	Universal Health Services, Inc., Class B	910

		4,857

	Pharmaceuticals — 1.1%
7	Medicines Co. (The) (a)	183
16	Zoetis, Inc.	1,180

		1,363

	Total Health Care	13,434

	Industrials — 17.7%
	Aerospace & Defense — 2.5%
8	BWX Technologies, Inc.	496
20	Hexcel Corp.	1,255
3	Textron, Inc.	194
4	TransDigm Group, Inc.	1,174

		3,119

	Air Freight & Logistics — 0.1%
1	CH Robinson Worldwide, Inc.	78

	Airlines — 0.2%
6	Spirit Airlines, Inc. (a)	289

	Building Products — 0.6%
21	Johnson Controls International plc	783

	Commercial Services & Supplies — 1.1%
71	Covanta Holding Corp.	1,199
4	Rollins, Inc.	169

		1,368

	Construction & Engineering — 1.3%
12	Fluor Corp.	630
16	KBR, Inc.	317
16	Quanta Services, Inc. (a)	626

		1,573

	Electrical Equipment — 0.9%
6	Acuity Brands, Inc.	1,074

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Industrial Conglomerates — 0.9%
62	General Electric Co.	1,084

	Machinery — 5.0%
22	Flowserve Corp.	922
12	ITT, Inc.	651
13	Kennametal, Inc.	615
1	Middleby Corp. (The) (a)	111
7	Snap-on, Inc.	1,233
34	Trinity Industries, Inc.	1,262
15	Wabtec Corp.	1,217
4	Xylem, Inc.	241

		6,252

	Marine — 0.7%
13	Kirby Corp. (a)	892

	Professional Services — 0.3%
8	IHS Markit Ltd. (a)	370

	Road & Rail — 2.1%
3	AMERCO	1,190
13	Genesee & Wyoming, Inc., Class A (a)	1,024
8	Knight-Swift Transportation Holdings, Inc.	370

		2,584

	Trading Companies & Distributors — 2.0%
23	Fastenal Co.	1,231
7	Watsco, Inc.	1,246

		2,477

	Total Industrials	21,943

	Information Technology — 22.1%
	Communications Equipment — 1.2%
7	CommScope Holding Co., Inc. (a)	246
17	ViaSat, Inc. (a)	1,246

		1,492

	Electronic Equipment, Instruments & Components — 4.2%
7	Amphenol Corp., Class A	588
27	Avnet, Inc.	1,069
2	Coherent, Inc. (a)	557
9	Keysight Technologies, Inc. (a)	380
6	Littelfuse, Inc.	1,177
8	SYNNEX Corp.	1,023
3	Universal Display Corp.	432

		5,226

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 2.9%
19	Akamai Technologies, Inc. (a)	1,236
2	Facebook, Inc., Class A (a)	327
18	GoDaddy, Inc., Class A (a)	894
4	LogMeIn, Inc.	429
23	Twilio, Inc., Class A (a)	535
4	Yelp, Inc. (a)	158

		3,579

	IT Services — 4.6%
18	DST Systems, Inc.	1,117
9	Gartner, Inc. (a)	1,124
10	Jack Henry & Associates, Inc.	1,199
14	Paychex, Inc.	939
9	WEX, Inc. (a)	1,303

		5,682

	Semiconductors & Semiconductor Equipment — 3.6%
73	Advanced Micro Devices, Inc. (a)	748
9	Analog Devices, Inc.	826
14	Cavium, Inc. (a)	1,140
9	MACOM Technology Solutions Holdings, Inc. (a)	277
11	Monolithic Power Systems, Inc.	1,183
2	NVIDIA Corp.	290

		4,464

	Software — 5.6%
12	Ellie Mae, Inc. (a)	1,053
32	FireEye, Inc. (a)	461
15	Guidewire Software, Inc. (a)	1,108
11	Manhattan Associates, Inc. (a)	552
3	Proofpoint, Inc. (a)	269
9	PTC, Inc. (a)	529
6	salesforce.com, Inc. (a)	634
6	Tyler Technologies, Inc. (a)	1,133
6	Ultimate Software Group, Inc. (The) (a)	1,200

		6,939

	Total Information Technology	27,382

	Materials — 4.2%
	Chemicals — 0.8%
6	Air Products & Chemicals, Inc.	941

	Construction Materials — 1.0%
10	Vulcan Materials Co.	1,239

	Containers & Packaging — 0.9%
30	Ball Corp.	1,146

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Metals & Mining — 1.5%
18	Compass Minerals International, Inc.	1,279
12	Southern Copper Corp., (Peru)	579

		1,858

	Total Materials	5,184

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
13	Life Storage, Inc.	1,198

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.2%
8	Zayo Group Holdings, Inc. (a)	290

	Wireless Telecommunication Services — 0.6%
27	Telephone & Data Systems, Inc.	759

	Total Telecommunication Services	1,049

SHARES	SECURITY DESCRIPTION	VALUE($)

	Utilities — 3.5%
	Electric Utilities — 1.5%
25	Great Plains Energy, Inc.	801
23	Southern Co. (The)	1,107

		1,908

	Gas Utilities — 0.2%
3	Atmos Energy Corp.	238

	Multi-Utilities — 1.8%
15	Dominion Energy, Inc.	1,177
10	Sempra Energy	1,061

		2,238

	Total Utilities	4,384

	Total Securities Sold Short (Proceeds $105,382)	$107,849

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2017:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(6)	03/2018	USD	(803)	(3)
S&P Midcap 400 E-Mini Index	(8)	03/2018	USD	(1,522)	(6)

					(9)

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 13.8%
	Distributors — 0.5%
616	Genuine Parts Co.	58,540

	Hotels, Restaurants & Leisure — 1.7%
1,643	Brinker International, Inc.	63,832
1,065	Hilton Worldwide Holdings, Inc.	85,036
3,408	La Quinta Holdings, Inc. (a)	62,918

		211,786

	Household Durables — 0.2%
683	Newell Brands, Inc.	21,093

	Internet & Direct Marketing Retail — 0.5%
522	Expedia, Inc.	62,566

	Media — 4.9%
1,946	CBS Corp. (Non-Voting), Class B	114,789
311	Charter Communications, Inc., Class A (a)	104,479
2,932	Clear Channel Outdoor Holdings, Inc., Class A	13,488
3,432	DISH Network Corp., Class A (a)	163,855
4,598	Entercom Communications Corp., Class A	49,659
1,187	Nexstar Media Group, Inc., Class A	92,831
746	Time Warner, Inc.	68,199

		607,300

	Multiline Retail — 1.5%
2,070	Kohl's Corp.	112,241
1,493	Nordstrom, Inc.	70,743

		182,984

	Specialty Retail — 3.8%
198	AutoZone, Inc. (a)	140,819
952	Best Buy Co., Inc.	65,168
1,594	Gap, Inc. (The)	54,308
464	Home Depot, Inc. (The)	87,983
808	Murphy USA, Inc. (a)	64,940
569	Tiffany & Co.	59,157

		472,375

	Textiles, Apparel & Luxury Goods — 0.7%
1,173	Columbia Sportswear Co.	84,318

	Total Consumer Discretionary	1,700,962

	Consumer Staples — 6.2%
	Beverages — 1.5%
968	Dr Pepper Snapple Group, Inc.	93,913
1,148	Molson Coors Brewing Co., Class B	94,246

		188,159

	Food & Staples Retailing — 2.1%
925	CVS Health Corp.	67,039

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
3,784	Kroger Co. (The)	103,881
1,141	Walgreens Boots Alliance, Inc.	82,881

		253,801

	Food Products — 0.9%
1,096	Post Holdings, Inc. (a)	86,804
617	TreeHouse Foods, Inc. (a)	30,512

		117,316

	Household Products — 1.2%
478	Energizer Holdings, Inc.	22,952
1,296	Procter & Gamble Co. (The)	119,098

		142,050

	Personal Products — 0.5%
3,189	Coty, Inc., Class A	63,438

	Total Consumer Staples	764,764

	Energy — 7.6%
	Oil, Gas & Consumable Fuels — 7.6%
1,345	Apache Corp.	56,782
1,887	ConocoPhillips	103,592
1,136	EQT Corp.	64,655
2,623	Exxon Mobil Corp.	219,422
5,135	Kinder Morgan, Inc.	92,791
1,823	Marathon Petroleum Corp.	120,282
1,189	Occidental Petroleum Corp.	87,604
1,923	PBF Energy, Inc., Class A	68,158
1,154	Phillips 66	116,695

	Total Energy	929,981

	Financials — 31.4%
	Banks — 15.6%
13,152	Bank of America Corp.	388,247
2,201	Citigroup, Inc.	163,764
3,423	Citizens Financial Group, Inc.	143,702
2,738	Fifth Third Bancorp	83,084
825	First Republic Bank	71,492
1,171	M&T Bank Corp.	200,266
1,366	PNC Financial Services Group, Inc. (The)	197,112
2,315	SunTrust Banks, Inc.	149,550
2,296	US Bancorp	123,020
6,486	Wells Fargo & Co.	393,508

		1,913,745

	Capital Markets — 4.3%
2,063	Charles Schwab Corp. (The)	105,966
1,840	Invesco Ltd.	67,225
1,740	Morgan Stanley	91,284

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
784	Northern Trust Corp.	78,319
1,800	T Rowe Price Group, Inc.	188,857

		531,651

	Consumer Finance — 3.3%
3,654	Ally Financial, Inc.	106,560
2,943	Capital One Financial Corp.	293,023

		399,583

	Insurance — 8.2%
73	Alleghany Corp. (a)	43,631
2,840	American International Group, Inc.	169,236
710	Chubb Ltd.	103,686
1,679	CNO Financial Group, Inc.	41,467
87	Fairfax Financial Holdings Ltd., (Canada)	46,133
2,134	Hartford Financial Services Group, Inc. (The)	120,089
4,066	Loews Corp.	203,397
378	Marsh & McLennan Cos., Inc.	30,736
492	Prudential Financial, Inc.	56,621
879	Travelers Cos., Inc. (The)	119,183
1,251	Unum Group	68,689

		1,002,868

	Total Financials	3,847,847

	Health Care — 8.6% Health Care Providers & Services — 2.7%
402	Aetna, Inc.	72,494
264	Cigna Corp.	53,639
902	HCA Healthcare, Inc. (a)	79,191
564	UnitedHealth Group, Inc.	124,347

		329,671

	Pharmaceuticals — 5.9%
509	Allergan plc	83,194
1,443	Johnson & Johnson	201,661
2,794	Merck & Co., Inc.	157,221
7,802	Pfizer, Inc.	282,603

		724,679

	Total Health Care	1,054,350

	Industrials — 7.1%
	Aerospace & Defense — 1.0%
960	United Technologies Corp.	122,412

	Airlines — 2.3%
4,222	Delta Air Lines, Inc.	236,459
763	Southwest Airlines Co.	49,925

		286,384

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 2.1%
1,011	Carlisle Cos., Inc.	114,845
903	Honeywell International, Inc.	138,548

		253,393

	Machinery — 1.7%
985	Dover Corp.	99,497
454	Illinois Tool Works, Inc.	75,729
303	Middleby Corp. (The) (a)	40,917

		216,143

	Total Industrials	878,332

	Information Technology — 6.9%
	Communications Equipment — 1.6%
3,217	Cisco Systems, Inc.	123,203
1,991	CommScope Holding Co., Inc. (a)	75,335

		198,538

	Electronic Equipment, Instruments & Components — 0.6%
907	Arrow Electronics, Inc. (a)	72,909

	IT Services — 0.4%
745	PayPal Holdings, Inc. (a)	54,862

	Semiconductors & Semiconductor Equipment — 2.4%
326	KLA-Tencor Corp.	34,272
1,433	QUALCOMM, Inc.	91,717
1,568	Texas Instruments, Inc.	163,748

		289,737

	Software — 1.5%
761	Micro Focus International plc, (United Kingdom), ADR (a)	25,554
1,779	Microsoft Corp.	152,203

		177,757

	Technology Hardware, Storage & Peripherals — 0.4%
3,828	Hewlett Packard Enterprise Co.	54,966

	Total Information Technology	848,769

	Materials — 4.0%
	Chemicals — 0.3%
810	AdvanSix, Inc. (a)	34,077

	Construction Materials — 0.9%
472	Martin Marietta Materials, Inc.	104,237

	Containers & Packaging — 2.5%
3,703	Ball Corp.	140,165
3,758	Graphic Packaging Holding Co.	58,063
1,799	WestRock Co.	113,701

		311,929

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.3%
1,681	KapStone Paper and Packaging Corp.	38,131

	Total Materials	488,374

	Real Estate — 6.0%
	Equity Real Estate Investment Trusts (REITs) — 5.4%
3,160	American Homes 4 Rent, Class A	69,025
4,405	Brixmor Property Group, Inc.	82,203
653	EastGroup Properties, Inc.	57,756
3,912	Kimco Realty Corp.	71,002
764	Mid-America Apartment Communities, Inc.	76,782
2,874	Outfront Media, Inc.	66,666
840	Park Hotels & Resorts, Inc.	24,161
368	Public Storage	76,975
2,825	Rayonier, Inc.	89,360
1,253	Weyerhaeuser Co.	44,177

		658,107

	Real Estate Management & Development — 0.6%
1,807	CBRE Group, Inc., Class A (a)	78,252

	Total Real Estate	736,359

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
1,803	Verizon Communications, Inc.	95,458

	Utilities — 4.7%
	Electric Utilities — 4.5%
1,778	American Electric Power Co., Inc.	130,802
667	Duke Energy Corp.	56,075
949	Edison International	60,015
1,018	Eversource Energy	64,305

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
802	NextEra Energy, Inc.	125,216
2,385	Xcel Energy, Inc.	114,759

		551,172

	Multi-Utilities — 0.2%
204	Sempra Energy	21,805

	Total Utilities	572,977

	Total Common Stocks (Cost $8,539,964)	11,918,173

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,982	Media General, Inc., CVR, expiring (a) (bb) (Cost $–)	146

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
424,781	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.14% (b) (l) (Cost $424,781)	424,781

	Total Investments — 100.6% (Cost $8,964,745)	12,343,100
	Liabilities in Excess of Other Assets — (0.6)%	(76,266)

	NET ASSETS — 100.0%	$12,266,834

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust
USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(j)

—  All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $20,637,000 and $108,487,000, respectively.

(l)	— The rate shown is the current yield as of December 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund		Mid Cap Equity Fund	Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$7,671,062		$2,928,492	$3,352,455
Investments in affiliates, at value	365,445		100,898	156,459
Cash	—		—	—	(a)
Receivables:
Investment securities sold	2,477		1,187	1,143
Fund shares sold	8,048		2,200	4,325
Dividends from non-affiliates	1,207		2,778	1,177
Dividends from affiliates	309		97	125

Total Assets	8,048,548		3,035,652	3,515,684

LIABILITIES:
Payables:
Due to custodian	—	(a)	—	—
Investment securities purchased	7,650		404	673
Fund shares redeemed	6,029		7,418	10,264
Accrued liabilities:
Investment advisory fees	3,944		1,497	1,877
Administration fees	265		101	227
Distribution fees	767		104	267
Service fees	764		153	366
Custodian and accounting fees	61		25	31
Trustees’ and Chief Compliance Officer’s fees	7		—	—
Other	323		375	321

Total Liabilities	19,810		10,077	14,026

Net Assets	$8,028,738		$3,025,575	$3,501,658

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$4,867,665	$2,048,033	$2,556,481
Accumulated undistributed (distributions in excess of) net investment income	(24,479)	(575)	(11,642)
Accumulated net realized gains (losses)	32,468	13,110	49,833
Net unrealized appreciation (depreciation)	3,153,084	965,007	906,986

Total Net Assets	$8,028,738	$3,025,575	$3,501,658

Net Assets:
Class A	$1,693,319	$401,373	$931,185
Class C	639,685	29,401	81,203
Class I	1,329,706	361,931	1,061,416
Class R2	24	411	36,591
Class R3	275	—	2,153
Class R4	23	—	4,463
Class R5	109,303	5,659	282,628
Class R6	4,256,403	2,226,800	1,102,019

Total	$8,028,738	$3,025,575	$3,501,658

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	86,065	8,002	31,966
Class C	36,790	607	3,518
Class I	65,763	7,121	31,752
Class R2	1	8	1,155
Class R3	14	—	65
Class R4	1	—	133
Class R5	5,316	111	8,364
Class R6	206,076	43,805	32,484

Net Asset Value (a):
Class A — Redemption price per share	$19.67	$50.16	$29.13
Class C — Offering price per share (b)	17.39	48.42	23.08
Class I — Offering and redemption price per share	20.22	50.83	33.43
Class R2 — Offering and redemption price per share	19.65	49.74	31.68
Class R3 — Offering and redemption price per share	19.68	—	33.28
Class R4 — Offering and redemption price per share	20.21	—	33.40
Class R5 — Offering and redemption price per share	20.56	50.82	33.79
Class R6 — Offering and redemption price per share	20.65	50.83	33.92
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$20.76	$52.94	$30.74

Cost of investments in non-affiliates	$4,517,978	$1,963,485	$2,445,469
Cost of investments in affiliates	365,445	100,898	156,459

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$18,479,636	$110,018	$11,918,319
Investments in affiliates, at value	747,223	13,115	424,781
Restricted cash for securities sold short	—	13	—
Cash	1	123	—
Deposits at broker for futures contracts	—	160	—
Deposits at broker for securities sold short	—	108,474	—
Receivables:
Investment securities sold	9,029	240	—
Fund shares sold	21,941	—	9,928
Dividends from non-affiliates	28,753	123	10,851
Dividends from affiliates	680	12	391
Variation margin on futures contracts	—	12	—

Total Assets	19,287,263	232,290	12,364,270

LIABILITIES:
Payables:
Securities sold short, at value	—	107,849	—
Dividend expense to non-affiliates on securities sold short	—	89	—
Investment securities purchased	1,008	179	—
Fund shares redeemed	129,380	7	87,612
Accrued liabilities:
Investment advisory fees	10,472	62	6,053
Administration fees	1,322	—	414
Distribution fees	687	2	753
Service fees	966	26	1,334
Custodian and accounting fees	158	11	101
Trustees’ and Chief Compliance Officer’s fees	70	—	31
Other	1,145	10	1,138

Total Liabilities	145,208	108,235	97,436

Net Assets	$19,142,055	$124,055	$12,266,834

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$11,853,649	$111,673	$8,885,567
Accumulated undistributed (distributions in excess of) net investment income	(3,159)	(260)	(2,143)
Accumulated net realized gains (losses)	73,412	(8,722)	5,055
Net unrealized appreciation (depreciation)	7,218,153	21,364	3,378,355

Total Net Assets	$19,142,055	$124,055	$12,266,834

Net Assets:
Class A	$2,215,850	$7,011	$1,532,975
Class C	255,149	780	672,156
Class I	3,087,279	116,264	2,509,432
Class L	12,578,641	—	4,082,008
Class R2	88,752	—	27
Class R3	53,094	—	861
Class R4	14,884	—	1,991
Class R5	88,600	—	5,276
Class R6	759,806	—	3,462,108

Total	$19,142,055	$124,055	$12,266,834

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	56,230	677	42,776
Class C	6,726	81	18,805
Class I	77,529	10,926	69,673
Class L	312,268	—	113,364
Class R2	2,345	—	1
Class R3	1,357	—	24
Class R4	375	—	55
Class R5	2,202	—	147
Class R6	18,872	—	96,226

Net Asset Value (a):
Class A — Redemption price per share	$39.41	$10.36	$35.84
Class C — Offering price per share (b)	37.93	9.65	35.74
Class I — Offering and redemption price per share	39.82	10.64	36.02
Class L — Offering and redemption price per share	40.28	—	36.01
Class R2 — Offering and redemption price per share	37.85	—	35.72
Class R3 — Offering and redemption price per share	39.14	—	35.56
Class R4 — Offering and redemption price per share	39.68	—	35.88
Class R5 — Offering and redemption price per share	40.24	—	35.96
Class R6 — Offering and redemption price per share	40.26	—	35.98
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$41.59	$10.93	$37.83

Cost of investments in non-affiliates	$11,261,483	$86,178	$8,539,964
Cost of investments in affiliates	747,223	13,115	424,781
Proceeds from securities sold short	—	105,382	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (Unaudited)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund	Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$5		$1	$1
Dividend income from non-affiliates	20,110		16,380	9,132
Dividend income from affiliates	1,309		467	584

Total investment income	21,424		16,848	9,717

EXPENSES:
Investment advisory fees	24,852		9,554	10,744
Administration fees	3,113		1,197	1,346
Distribution fees:
Class A	2,045		488	1,146
Class C	2,366		113	333
Class R2 (a)	—	(b)	1	94
Class R3	—	(b)	—	1
Service fees:
Class A	2,045		488	1,146
Class C	789		38	111
Class I	1,827		645	1,326
Class R2 (a)	—	(b)	1	47
Class R3	—	(b)	—	1
Class R4	—	(b)	—	1
Class R5	52		2	133
Custodian and accounting fees	97		37	49
Professional fees	80		43	43
Trustees’ and Chief Compliance Officer’s fees	16		17	18
Printing and mailing costs	198		154	128
Registration and filing fees	135		80	93
Transfer agency fees (See Note 2.E.)	121		23	245
Other	64		22	31

Total expenses	37,800		12,903	17,036

Less fees waived	(1,869)		(956)	(955)
Less earnings credits	—	(b)	—	— (b)
Less expense reimbursements	(5)		—	(16)

Net expenses	35,926		11,947	16,065

Net investment income (loss)	(14,502)		4,901	(6,348)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	314,450		111,050	183,499
Change in net unrealized appreciation/depreciation on investments in non-affiliates	715,462		151,100	193,194

Net realized/unrealized gains (losses)	1,029,912		262,150	376,693

Change in net assets resulting from operations	$1,015,410		$267,051	$370,345

(a)	Commencement of offering of class of shares effective July 31, 2017 for Growth Advantage Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$— (a)	$—
Interest income from affiliates	8	— (a)	8
Dividend income from non-affiliates	156,946	845	127,066
Dividend income from affiliates	3,368	59	2,128
Non-cash dividend income from non-affiliates	—	100	—
Interest income from non-affiliates on securities sold short	—	416	—

Total investment income	160,322	1,420	129,202

EXPENSES:
Investment advisory fees	61,108	501	38,077
Administration fees	7,655	51	4,769
Distribution fees:
Class A	2,667	7	1,824
Class C	1,476	10	2,695
Class R2 (b)	217	—	—	(a)
Class R3	43	—	1
Service fees:
Class A	2,667	7	1,824
Class C	492	3	898
Class I	3,764	147	2,959
Class L	6,272	—	1,956
Class R2 (b)	109	—	—	(a)
Class R3	43	—	1
Class R4	11	—	1
Class R5	35	—	2
Custodian and accounting fees	237	17	147
Professional fees	133	24	103
Trustees’ and Chief Compliance Officer’s fees	18	13	13
Printing and mailing costs	659	5	419
Registration and filing fees	337	23	230
Transfer agency fees (See Note 2.E.)	491	2	138
Sub-transfer agency fees (See Note 2.E.)	— (a)	—	—
Other	167	25	81
Dividend expense to non-affiliates on securities sold short	—	853	—

Total expenses	88,601	1,688	56,138

Less fees waived	(7,280)	(210)	(4,093)
Less earnings credits	—	—	—	(a)
Less expense reimbursements	(224)	—	(18)

Net expenses	81,097	1,478	52,027

Net investment income (loss)	79,225	(58)	77,175

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	173,349	6,718	86,981
Futures contracts	—	(139)	—
Securities sold short	—	(7,776)	—

Net realized gain (loss)	173,349	(1,197)	86,981

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	992,388	6,194	897,398
Futures contracts	—	(22)	—
Securities sold short	—	(29)	—

Change in net unrealized appreciation/depreciation	992,388	6,143	897,398

Net realized/unrealized gains (losses)	1,165,737	4,946	984,379

Change in net assets resulting from operations	$1,244,962	$4,888	$1,061,554

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 31, 2017 for Value Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(14,502)	$(20,857)	$4,901	$8,576
Net realized gain (loss)	314,450	258,483	111,050	120,548
Change in net unrealized appreciation/depreciation	715,462	1,188,472	151,100	282,160

Change in net assets resulting from operations	1,015,410	1,426,098	267,051	411,284

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	(356)
From net realized gains	(69,162)	—	(21,659)	(10,459)
Class C
From net realized gains	(29,276)	—	(1,665)	(964)
Class I
From net investment income	—	—	(521)	(2,165)
From net realized gains	(52,479)	—	(19,740)	(20,374)
Class R2 (a)
From net investment income	—	—	—	— (b)
From net realized gains	(1)	—	(22)	(19)
Class R3 (c)
From net realized gains	(11)	—	—	—
Class R4 (c)
From net realized gains	(1)	—	—	—
Class R5
From net investment income	—	—	(17)	(11)
From net realized gains	(4,273)	—	(300)	(84)
Class R6
From net investment income	—	—	(7,565)	(6,472)
From net realized gains	(165,239)	—	(118,825)	(46,392)

Total distributions to shareholders	(320,442)	—	(170,314)	(87,296)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	235,860	(291,788)	120,360	120,141

NET ASSETS:
Change in net assets	930,828	1,134,310	217,097	444,129
Beginning of period	7,097,910	5,963,600	2,808,478	2,364,349

End of period	$8,028,738	$7,097,910	$3,025,575	$2,808,478

Accumulated undistributed (distributions in excess of) net investment income	$(24,479)	$(9,977)	$(575)	$2,627

(a)	Commencement of offering of class of shares effective July 31, 2017 for Growth Advantage Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective May 31, 2017 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(6,348)	$(9,289)	$79,225	$140,662
Net realized gain (loss)	183,499	128,903	173,349	458,502
Change in net unrealized appreciation/depreciation	193,194	403,806	992,388	1,674,398

Change in net assets resulting from operations	370,345	523,420	1,244,962	2,273,562

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(10,151)	(9,018)
From net realized gains	(64,175)	(449)	(40,349)	(135,546)
Class C
From net realized gains	(6,964)	(55)	(4,819)	(33,147)
Class I
From net investment income	—	—	(21,474)	(17,549)
From net realized gains	(64,653)	(390)	(54,995)	(155,821)
Class L
From net investment income	—	—	(115,010)	(100,129)
From net realized gains	—	—	(224,024)	(669,173)
Class R2
From net investment income	—	—	(285)	(133)
From net realized gains	(2,500)	(11)	(1,680)	(4,114)
Class R3 (a)
From net investment income	—	—	(401)	— (b)
From net realized gains	(102)	— (b)	(954)	(1)
Class R4 (a)
From net investment income	—	—	(124)	— (b)
From net realized gains	(242)	— (b)	(261)	(1)
Class R5 (c)
From net investment income	—	—	(715)	— (b)
From net realized gains	(16,962)	(96)	(1,450)	(1)
Class R6 (c)
From net investment income	—	—	(6,725)	(437)
From net realized gains	(63,898)	(275)	(12,644)	(2,480)

Total distributions to shareholders	(219,496)	(1,276)	(496,061)	(1,127,550)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	262,531	(285,349)	(9,858)	1,692,858

NET ASSETS:
Change in net assets	413,380	236,795	739,043	2,838,870
Beginning of period	3,088,278	2,851,483	18,403,012	15,564,142

End of period	$3,501,658	$3,088,278	$19,142,055	$18,403,012

Accumulated undistributed (distributions in excess of) net investment income	$(11,642)	$(5,294)	$(3,159)	$72,501

(a)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(58)	$(927)	$77,175	$120,170
Net realized gain (loss)	(1,197)	3,497	86,981	526,307
Change in net unrealized appreciation/depreciation	6,143	(141)	897,398	1,078,370

Change in net assets resulting from operations	4,888	2,429	1,061,554	1,724,847

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(12,114)	(17,004)
From net realized gains	—	—	(14,662)	—
Class C
From net investment income	—	—	(1,306)	(4,071)
From net realized gains	—	—	(6,508)	—
Class I
From net investment income	—	—	(27,074)	(17,338)
From net realized gains	—	—	(23,851)	—
Class L
From net investment income	—	—	(51,294)	(51,645)
From net realized gains	—	—	(38,934)	—
Class R2 (a)
From net investment income	—	—	— (b)	—
From net realized gains	—	—	— (b)	—
Class R3 (c)
From net investment income	—	—	(9)	— (b)
From net realized gains	—	—	(8)	—
Class R4 (c)
From net investment income	—	—	(24)	— (b)
From net realized gains	—	—	(19)	—
Class R5 (c)
From net investment income	—	—	(65)	— (b)
From net realized gains	—	—	(50)	—
Class R6 (c)
From net investment income	—	—	(44,453)	(44,017)
From net realized gains	—	—	(33,205)	—

Total distributions to shareholders	—	—	(253,576)	(134,075)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,218)	(66,147)	400,830	(623,697)

NET ASSETS:
Change in net assets	(330)	(63,718)	1,208,808	967,075
Beginning of period	124,385	188,103	11,058,026	10,090,951

End of period	$124,055	$124,385	$12,266,834	$11,058,026

Accumulated undistributed (distributions in excess of) net investment income	$(260)	$(202)	$(2,143)	$57,021

(a)	Commencement of offering of class of shares effective July 31, 2017 for Value Advantage Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$178,364	$381,174	$32,398	$121,592
Distributions reinvested	67,889	—	21,589	10,791
Cost of shares redeemed	(249,414)	(822,569)	(43,585)	(133,304)

Change in net assets resulting from Class A capital transactions	$(3,161)	$(441,395)	$10,402	$(921)

Class C
Proceeds from shares issued	$67,016	$114,033	$1,374	$7,205
Distributions reinvested	27,784	—	1,665	964
Cost of shares redeemed	(113,527)	(227,966)	(5,146)	(13,282)

Change in net assets resulting from Class C capital transactions	$(18,727)	$(113,933)	$(2,107)	$(5,113)

Class I
Proceeds from shares issued	$335,815	$917,922	$50,731	$289,476
Distributions reinvested	48,329	—	19,948	19,559
Cost of shares redeemed	(886,320)	(424,343)	(504,247)	(241,418)

Change in net assets resulting from Class I capital transactions	$(502,176)	$493,579	$(433,568)	$67,617

Class R2 (a)
Proceeds from shares issued	$22	$—	$34	$107
Distributions reinvested	1	—	19	13
Cost of shares redeemed	—	—	(264)	(284)

Change in net assets resulting from Class R2 capital transactions	$23	$—	$(211)	$(164)

Class R3 (b)
Proceeds from shares issued	$248	$20	$—	$—
Distributions reinvested	11	—	—	—
Cost of shares redeemed	(13)	—	—	—

Change in net assets resulting from Class R3 capital transactions	$246	$20	$—	$—

Class R4 (b)
Proceeds from shares issued	$— (c)	$20	$—	$—
Distributions reinvested	1	—	—	—

Change in net assets resulting from Class R4 capital transactions	$1	$20	$—	$—

Class R5
Proceeds from shares issued	$9,111	$17,853	$3,656	$831
Distributions reinvested	4,273	—	317	95
Cost of shares redeemed	(9,738)	(23,614)	(229)	(2,320)

Change in net assets resulting from Class R5 capital transactions	$3,646	$(5,761)	$3,744	$(1,394)

Class R6
Proceeds from shares issued	$893,983	$161,959	$534,283	$173,778
Distributions reinvested	165,238	—	126,386	52,511
Cost of shares redeemed	(303,213)	(386,277)	(118,569)	(166,173)

Change in net assets resulting from Class R6 capital transactions	$756,008	$(224,318)	$542,100	$60,116

Total change in net assets resulting from capital transactions	$235,860	$(291,788)	$120,360	$120,141

(a)	Commencement of offering of class of shares effective July 31, 2017 for Growth Advantage Fund.
(b)	Commencement of offering of class of shares effective May 31, 2017 for Growth Advantage Fund.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	9,224	23,931	645	2,680
Reinvested	3,464	—	435	244
Redeemed	(12,967)	(51,511)	(869)	(2,942)

Change in Class A Shares	(279)	(27,580)	211	(18)

Class C
Issued	3,908	7,911	28	164
Reinvested	1,603	—	35	22
Redeemed	(6,619)	(16,036)	(106)	(302)

Change in Class C Shares	(1,108)	(8,125)	(43)	(116)

Class I
Issued	17,170	55,638	1,010	6,309
Reinvested	2,400	—	396	436
Redeemed	(45,738)	(26,275)	(10,129)	(5,239)

Change in Class I Shares	(26,168)	29,363	(8,723)	1,506

Class R2 (a)
Issued	1	—	1	2
Reinvested	— (b)	—	— (b)	— (b)
Redeemed	—	—	(5)	(6)

Change in Class R2 Shares	1	—	(4)	(4)

Class R3 (c)
Issued	13	1	—	—
Reinvested	— (b)	—	—	—
Redeemed	— (b)	—	—	—

Change in Class R3 Shares	13	1	—	—

Class R4 (c)
Issued	— (b)	1	—	—
Reinvested	— (b)	—	—	—

Change in Class R4 Shares	— (b)	1	—	—

Class R5
Issued	455	1,062	73	19
Reinvested	209	—	6	2
Redeemed	(482)	(1,434)	(5)	(49)

Change in Class R5 Shares	182	(372)	74	(28)

Class R6
Issued	44,997	9,786	10,700	3,807
Reinvested	8,033	—	2,502	1,169
Redeemed	(15,038)	(23,089)	(2,319)	(3,615)

Change in Class R6 Shares	37,992	(13,303)	10,883	1,361

(a)	Commencement of offering of class of shares effective July 31, 2017 for Growth Advantage Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective May 31, 2017 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$59,100	$98,041	$273,856	$419,157
Distributions reinvested	61,743	434	45,299	131,659
Cost of shares redeemed	(141,617)	(295,300)	(342,168)	(852,023)

Change in net assets resulting from Class A capital transactions	$(20,774)	$(196,825)	$(23,013)	$(301,207)

Class C
Proceeds from shares issued	$5,867	$16,838	$4,480	$23,292
Distributions reinvested	6,179	49	4,180	26,948
Cost of shares redeemed	(24,086)	(38,935)	(220,845)	(180,218)

Change in net assets resulting from Class C capital transactions	$(12,040)	$(22,048)	$(212,185)	$(129,978)

Class I
Proceeds from shares issued	$167,798	$310,137	$325,428	$963,041
Distributions reinvested	61,456	339	70,707	157,140
Cost of shares redeemed	(271,341)	(362,253)	(333,049)	(727,688)

Change in net assets resulting from Class I capital transactions	$(42,087)	$(51,777)	$63,086	$392,493

Class L
Proceeds from shares issued	$—	$—	$966,037	$3,537,449
Distributions reinvested	—	—	306,472	668,445
Cost of shares redeemed	—	—	(1,667,338)	(2,817,548)

Change in net assets resulting from Class L capital transactions	$—	$—	$(394,829)	$1,388,346

Class R2
Proceeds from shares issued	$6,243	$17,018	$7,990	$37,304
Distributions reinvested	2,362	10	1,815	3,910
Cost of shares redeemed	(8,884)	(19,788)	(9,853)	(26,653)

Change in net assets resulting from Class R2 capital transactions	$(279)	$(2,760)	$(48)	$14,561

Class R3 (a)
Proceeds from shares issued	$1,992	$154	$34,667	$19,636
Distributions reinvested	102	— (b)	1,347	1
Cost of shares redeemed	(91)	(12)	(3,298)	(706)

Change in net assets resulting from Class R3 capital transactions	$2,003	$142	$32,716	$18,931

Class R4 (a)
Proceeds from shares issued	$4,346	$122	$12,566	$3,529
Distributions reinvested	242	— (b)	385	1
Cost of shares redeemed	(114)	(2)	(1,916)	(38)

Change in net assets resulting from Class R4 capital transactions	$4,474	$120	$11,035	$3,492

Class R5 (c)
Proceeds from shares issued	$29,406	$40,930	$64,135	$30,405
Distributions reinvested	15,915	91	2,165	1
Cost of shares redeemed	(22,932)	(60,912)	(10,462)	(421)

Change in net assets resulting from Class R5 capital transactions	$22,389	$(19,891)	$55,838	$29,985

Class R6 (c)
Proceeds from shares issued	$342,336	$197,543	$509,174	$292,949
Distributions reinvested	63,657	274	18,936	2,917
Cost of shares redeemed	(97,148)	(190,127)	(70,568)	(19,631)

Change in net assets resulting from Class R6 capital transactions	$308,845	$7,690	$457,542	$276,235

Total change in net assets resulting from capital transactions	$262,531	$(285,349)	$(9,858)	$1,692,858

(a)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Growth Fund		Mid Cap Value Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	2,003	3,890	7,078	11,445
Reinvested	2,145	18	1,153	3,648
Redeemed	(4,879)	(11,718)	(8,865)	(23,250)

Change in Class A Shares	(731)	(7,810)	(634)	(8,157)

Class C
Issued	249	818	120	663
Reinvested	271	3	111	778
Redeemed	(1,006)	(1,896)	(5,951)	(5,080)

Change in Class C Shares	(486)	(1,075)	(5,720)	(3,639)

Class I
Issued	5,081	10,786	8,350	26,028
Reinvested	1,861	12	1,778	4,300
Redeemed	(8,228)	(12,803)	(8,515)	(19,566)

Change in Class I Shares	(1,286)	(2,005)	1,613	10,762

Class L
Issued	—	—	24,445	94,419
Reinvested	—	—	7,611	18,060
Redeemed	—	—	(42,192)	(75,042)

Change in Class L Shares	—	—	(10,136)	37,437

Class R2
Issued	196	629	216	1,050
Reinvested	75	— (a)	48	113
Redeemed	(279)	(729)	(266)	(754)

Change in Class R2 Shares	(8)	(100)	(2)	409

Class R3 (b)
Issued	60	5	898	530
Reinvested	3	— (a)	34	— (a)
Redeemed	(3)	— (a)	(86)	(19)

Change in Class R3 Shares	60	5	846	511

Class R4 (b)
Issued	125	4	320	94
Reinvested	7	— (a)	10	— (a)
Redeemed	(3)	— (a)	(48)	(1)

Change in Class R4 Shares	129	4	282	93

Class R5 (c)
Issued	865	1,404	1,630	795
Reinvested	477	3	54	— (a)
Redeemed	(678)	(2,103)	(266)	(11)

Change in Class R5 Shares	664	(696)	1,418	784

Class R6 (c)
Issued	10,160	6,766	12,903	7,706
Reinvested	1,899	10	470	79
Redeemed	(2,858)	(6,595)	(1,771)	(515)

Change in Class R6 Shares	9,201	181	11,602	7,270

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Growth and Mid Cap Value Fund.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Mid Cap Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,422	$1,341	$194,487	$526,758
Distributions reinvested	—	—	25,163	16,190
Cost of shares redeemed	(908)	(2,701)	(222,194)	(1,438,824)

Change in net assets resulting from Class A capital transactions	$1,514	$(1,360)	$(2,544)	$(895,876)

Class C
Proceeds from shares issued	$21	$57	$29,782	$124,351
Distributions reinvested	—	—	7,029	3,544
Cost of shares redeemed	(2,636)	(2,962)	(162,413)	(223,429)

Change in net assets resulting from Class C capital transactions	$(2,615)	$(2,905)	$(125,602)	$(95,534)

Class I
Proceeds from shares issued	$348	$1,846	$437,854	$1,247,895
Distributions reinvested	—	—	44,769	12,528
Cost of shares redeemed	(4,465)	(63,728)	(302,400)	(728,849)

Change in net assets resulting from Class I capital transactions	$(4,117)	$(61,882)	$180,223	$531,574

Class L
Proceeds from shares issued	$—	$—	$589,635	$1,631,959
Distributions reinvested	—	—	85,647	45,687
Cost of shares redeemed	—	—	(504,981)	(3,876,760)
Redemptions in-kind (See Note 7)	—	—	—	(644,712)

Change in net assets resulting from Class L capital transactions	$—	$—	$170,301	$(2,843,826)

Class R2 (a)
Proceeds from shares issued	$—	$—	$26	$—
Distributions reinvested	—	—	— (b)	—

Change in net assets resulting from Class R2 capital transactions	$—	$—	$26	$—

Class R3 (c)
Proceeds from shares issued	$—	$—	$466	$393
Distributions reinvested	—	—	14	— (b)
Cost of shares redeemed	—	—	(51)	(15)

Change in net assets resulting from Class R3 capital transactions	$—	$—	$429	$378

Class R4 (c)
Proceeds from shares issued	$—	$—	$3,959	$31
Distributions reinvested	—	—	43	— (b)
Cost of shares redeemed	—	—	(2,097)	— (b)

Change in net assets resulting from Class R4 capital transactions	$—	$—	$1,905	$31

Class R5 (c)
Proceeds from shares issued	$—	$—	$4,874	$415
Distributions reinvested	—	—	115	— (b)
Cost of shares redeemed	—	—	(402)	— (b)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$4,587	$415

Class R6 (c)
Proceeds from shares issued	$—	$—	$233,832	$2,989,115
Distributions reinvested	—	—	77,658	44,017
Cost of shares redeemed	—	—	(139,985)	(353,991)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$171,505	$2,679,141

Total change in net assets resulting from capital transactions	$(5,218)	$(66,147)	$400,830	$(623,697)

(a)	Commencement of offering of class of shares effective July 31, 2017 for Value Advantage Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	235	133	5,652	16,726
Reinvested	—	—	704	497
Redeemed	(89)	(270)	(6,468)	(45,710)

Change in Class A Shares	146	(137)	(112)	(28,487)

Class C
Issued	2	6	870	3,919
Reinvested	—	—	198	109
Redeemed	(274)	(315)	(4,750)	(7,093)

Change in Class C Shares	(272)	(309)	(3,682)	(3,065)

Class I
Issued	33	180	12,692	38,266
Reinvested	—	—	1,245	383
Redeemed	(428)	(6,171)	(8,680)	(23,245)

Change in Class I Shares	(395)	(5,991)	5,257	15,404

Class L
Issued	—	—	17,022	51,361
Reinvested	—	—	2,380	1,397
Redeemed	—	—	(14,364)	(129,686)
Redemptions in-kind (See Note 7)	—	—	—	(19,228)

Change in Class L Shares	—	—	5,038	(96,156)

Class R2 (a)
Issued	—	—	1	—
Reinvested	—	—	— (b)	—

Change in Class R2 Shares	—	—	1	—

Class R3 (c)
Issued	—	—	13	12
Reinvested	—	—	1	— (b)
Redeemed	—	—	(2)	— (b)

Change in Class R3 Shares	—	—	12	12

Class R4 (c)
Issued	—	—	113	1
Reinvested	—	—	1	— (b)
Redeemed	—	—	(60)	—

Change in Class R4 Shares	—	—	54	1

Class R5 (c)
Issued	—	—	143	12
Reinvested	—	—	3	— (b)
Redeemed	—	—	(11)	— (b)

Change in Class R5 Shares	—	—	135	12

Class R6 (c)
Issued	—	—	6,676	100,995
Reinvested	—	—	2,160	1,347
Redeemed	—	—	(3,944)	(11,008)

Change in Class R6 Shares	—	—	4,892	91,334

(a)	Commencement of offering of class of shares effective July 31, 2017 for Value Advantage Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Value Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$17.95	$(0.06)		$2.62	$2.56	$—	$(0.84)	$(0.84)
Year Ended June 30, 2017	14.42	(0.09)		3.62	3.53	—	—	—
Year Ended June 30, 2016	15.74	(0.08)		(0.71)	(0.79)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.24	(0.10)		2.17	2.07	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.43	(0.07)		3.52	3.45	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.49	0.01	(f)	1.97	1.98	(0.01)	(0.03)	(0.04)

Class C
Six Months Ended December 31, 2017 (Unaudited)	15.99	(0.10)		2.34	2.24	—	(0.84)	(0.84)
Year Ended June 30, 2017	12.91	(0.15)		3.23	3.08	—	—	—
Year Ended June 30, 2016	14.22	(0.14)		(0.64)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)		1.96	1.81	—	(0.57)	(0.57)
Year Ended June 30, 2014	10.51	(0.12)		3.23	3.11	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.77	(0.04	)(f)	1.81	1.77	—	(0.03)	(0.03)

Class I
Six Months Ended December 31, 2017 (Unaudited)	18.40	(0.04)		2.70	2.66	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.75	(0.05)		3.70	3.65	—	—	—
Year Ended June 30, 2016	16.06	(0.06)		(0.72)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)		2.20	2.13	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.60	(0.04)		3.58	3.54	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.63	0.04	(f)	1.98	2.02	(0.02)	(0.03)	(0.05)

Class R2
July 31, 2017 (g) through December 31, 2017 (Unaudited)	18.47	(0.07)		2.09	2.02	—	(0.84)	(0.84)

Class R3
Six Months Ended December 31, 2017 (Unaudited)	17.96	(0.05)		2.61	2.56	—	(0.84)	(0.84)
May 31, 2017 (g) through June 30, 2017	17.85	(0.01)		0.12	0.11	—	—	—

Class R4
Six Months Ended December 31, 2017 (Unaudited)	18.40	(0.04)		2.69	2.65	—	(0.84)	(0.84)
May 31, 2017 (g) through June 30, 2017	18.29	—	(h)	0.11	0.11	—	—	—

Class R5
Six Months Ended December 31, 2017 (Unaudited)	18.69	(0.02)		2.73	2.71	—	(0.84)	(0.84)
Year Ended June 30, 2017	14.96	(0.03)		3.76	3.73	—	—	—
Year Ended June 30, 2016	16.25	(0.03)		(0.73)	(0.76)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)		2.23	2.19	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.68	(0.02)		3.61	3.59	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.69	0.06	(f)	2.01	2.07	(0.05)	(0.03)	(0.08)

Class R6
Six Months Ended December 31, 2017 (Unaudited)	18.76	(0.01)		2.74	2.73	—	(0.84)	(0.84)
Year Ended June 30, 2017	15.00	(0.01)		3.77	3.76	—	—	—
Year Ended June 30, 2016	16.27	(0.01)		(0.73)	(0.74)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)		2.23	2.20	—	(0.57)	(0.57)
December 23, 2013 (g) through June 30, 2014	13.86	(0.01)		0.79	0.78	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02), $(0.06), $0.01 and $0.03 for Class A, Class C, Class I and Class R5 Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, (0.66)%, 0.09% and 0.27% for Class A, Class C, Class I and Class R5 Shares, respectively.
(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$19.67	14.25%	$1,693,319	1.20%	(0.64)%		1.25%	11%
17.95	24.48	1,550,092	1.24	(0.56)		1.32	34
14.42	(5.07)	1,643,136	1.25	(0.55)		1.35	46
15.74	14.99	1,174,260	1.24	(0.65)		1.35	46
14.24	30.69	717,564	1.24	(0.51)		1.31	62
11.43	20.95	276,670	1.24	0.11	(f)	1.28	76

17.39	14.00	639,685	1.70	(1.14)		1.75	11
15.99	23.86	605,999	1.74	(1.06)		1.82	34
12.91	(5.55)	594,190	1.75	(1.04)		1.85	46
14.22	14.43	321,500	1.74	(1.14)		1.84	46
12.98	30.12	144,229	1.74	(1.01)		1.81	62
10.51	20.27	42,655	1.74	(0.38	)(f)	1.78	76

20.22	14.45	1,329,706	0.95	(0.38)		1.00	11
18.40	24.75	1,691,899	1.00	(0.31)		1.04	34
14.75	(4.91)	922,981	1.08	(0.41)		1.09	46
16.06	15.14	1,219,501	1.09	(0.48)		1.09	46
14.50	31.03	975,175	1.05	(0.30)		1.06	62
11.60	21.14	842,783	1.03	0.37	(f)	1.03	76

19.65	10.93	24	1.45	(0.81)		1.50	11

19.68	14.24	275	1.19	(0.54)		1.25	11
17.96	0.62	20	1.25	(0.55)		1.25	34

20.21	14.39	23	0.95	(0.39)		1.00	11
18.40	0.60	20	0.99	(0.29)		1.00	34

20.56	14.49	109,303	0.80	(0.24)		0.85	11
18.69	24.93	95,952	0.85	(0.17)		0.88	34
14.96	(4.72)	82,358	0.89	(0.20)		0.90	46
16.25	15.42	58,686	0.86	(0.25)		0.87	46
14.63	31.25	1,453,864	0.85	(0.11)		0.86	62
11.68	21.49	835,233	0.83	0.55	(f)	0.84	76

20.65	14.54	4,256,403	0.70	(0.14)		0.75	11
18.76	25.07	3,153,928	0.74	(0.06)		0.75	34
15.00	(4.59)	2,720,935	0.76	(0.07)		0.76	46
16.27	15.48	2,414,333	0.76	(0.17)		0.77	46
14.64	5.63	271,958	0.80	(0.15)		0.82	62

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$48.53	$(0.02)		$4.50	$4.48	$—	$(2.85)	$(2.85)
Year Ended June 30, 2017	42.95	(0.02)		7.02	7.00	(0.05)	(1.37)	(1.42)
Year Ended June 30, 2016	47.12	(0.01)		(2.02)	(2.03)	(0.03)	(2.11)	(2.14)
Year Ended June 30, 2015	44.91	(0.03)		4.32	4.29	(0.02)	(2.06)	(2.08)
Year Ended June 30, 2014	38.10	(0.04)		10.25	10.21	(0.02)	(3.38)	(3.40)
Year Ended June 30, 2013	30.97	0.10	(f)	7.36	7.46	(0.07)	(0.26)	(0.33)

Class C
Six Months Ended December 31, 2017 (Unaudited)	47.05	(0.14)		4.36	4.22	—	(2.85)	(2.85)
Year Ended June 30, 2017	41.85	(0.25)		6.82	6.57	—	(1.37)	(1.37)
Year Ended June 30, 2016	46.16	(0.23)		(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)		4.23	3.98	—	(2.03)	(2.03)
Year Ended June 30, 2014	37.71	(0.24)		10.12	9.88	—	(3.38)	(3.38)
Year Ended June 30, 2013	30.75	(0.07	)(f)	7.29	7.22	— (g)	(0.26)	(0.26)

Class I
Six Months Ended December 31, 2017 (Unaudited)	49.13	0.06		4.56	4.62	(0.07)	(2.85)	(2.92)
Year Ended June 30, 2017	43.41	0.14		7.09	7.23	(0.14)	(1.37)	(1.51)
Year Ended June 30, 2016	47.47	0.11		(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13		4.34	4.47	(0.09)	(2.06)	(2.15)
Year Ended June 30, 2014	38.22	0.11		10.30	10.41	(0.10)	(3.38)	(3.48)
Year Ended June 30, 2013	31.05	0.20	(f)	7.40	7.60	(0.17)	(0.26)	(0.43)

Class R2
Six Months Ended December 31, 2017 (Unaudited)	48.21	(0.09)		4.47	4.38	—	(2.85)	(2.85)
Year Ended June 30, 2017	42.75	(0.14)		6.98	6.84	(0.01)	(1.37)	(1.38)
Year Ended June 30, 2016	46.98	(0.13)		(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)		4.30	4.16	—	(2.05)	(2.05)
March 14, 2014 (h) through June 30, 2014	42.92	(0.05)		2.01	1.96	(0.01)	—	(0.01)

Class R5
Six Months Ended December 31, 2017 (Unaudited)	49.17	0.12		4.53	4.65	(0.15)	(2.85)	(3.00)
Year Ended June 30, 2017	43.43	0.18		7.11	7.29	(0.18)	(1.37)	(1.55)
Year Ended June 30, 2016	47.49	0.18		(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20		4.33	4.53	(0.13)	(2.06)	(2.19)
March 14, 2014 (h) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

Class R6
Six Months Ended December 31, 2017 (Unaudited)	49.18	0.12		4.55	4.67	(0.17)	(2.85)	(3.02)
Year Ended June 30, 2017	43.44	0.21		7.09	7.30	(0.19)	(1.37)	(1.56)
Year Ended June 30, 2016	47.49	0.20		(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20		4.34	4.54	(0.14)	(2.06)	(2.20)
March 14, 2014 (h) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Class I Shares, respectively, and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Class I Shares, respectively.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$50.16	9.30%	$401,373	1.21%	(0.06)%		1.26%	14%
48.53	16.61	378,055	1.24	(0.05)		1.37	38
42.95	(4.17)	335,424	1.25	(0.03)		1.43	39
47.12	9.99	232,320	1.24	(0.06)		1.44	41
44.91	27.96	156,016	1.24	(0.08)		1.41	47
38.10	24.23	21,171	1.24	0.27	(f)	1.49	67

48.42	9.03	29,401	1.71	(0.57)		1.76	14
47.05	16.01	30,596	1.74	(0.56)		1.92	38
41.85	(4.64)	32,045	1.75	(0.54)		1.96	39
46.16	9.44	25,597	1.74	(0.56)		1.91	41
44.21	27.34	20,018	1.74	(0.57)		1.93	47
37.71	23.60	6,136	1.74	(0.21	)(f)	2.00	67

50.83	9.47	361,931	0.89	0.22		1.01	14
49.13	17.01	778,378	0.89	0.30		1.08	38
43.41	(3.81)	622,440	0.90	0.25		1.20	39
47.47	10.35	1,773,929	0.89	0.29		1.16	41
45.15	28.45	1,773,321	0.89	0.27		1.18	47
38.22	24.64	932,920	0.89	0.57	(f)	1.23	67

49.74	9.15	411	1.46	(0.37)		1.58	14
48.21	16.30	600	1.49	(0.31)		1.69	38
42.75	(4.38)	688	1.50	(0.30)		1.81	39
46.98	9.71	823	1.49	(0.31)		1.69	41
44.87	4.56	688	1.47	(0.41)		1.60	47

50.82	9.53	5,659	0.77	0.46		0.86	14
49.17	17.14	1,804	0.79	0.40		0.87	38
43.43	(3.73)	2,840	0.80	0.42		0.91	39
47.49	10.49	1,636	0.79	0.43		0.88	41
45.15	4.77	91	0.78	0.27		0.91	47

50.83	9.57	2,226,800	0.70	0.45		0.76	14
49.18	17.18	1,619,045	0.74	0.45		0.75	38
43.44	(3.66)	1,370,912	0.74	0.46		0.77	39
47.49	10.53	1,268,988	0.74	0.45		0.80	41
45.15	4.78	823,036	0.73	0.34		0.86	47

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$27.99	$(0.10)		$3.38	$3.28	$(2.14)
Year Ended June 30, 2017	23.43	(0.14)		4.71	4.57	(0.01)
Year Ended June 30, 2016	27.71	(0.15)		(2.67)	(2.82)	(1.46)
Year Ended June 30, 2015	27.49	(0.18)		3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(f)	7.42	7.29	(2.79)
Year Ended June 30, 2013	19.52	(0.04	)(g)	4.50	4.46	(0.99)

Class C
Six Months Ended December 31, 2017 (Unaudited)	22.64	(0.14)		2.72	2.58	(2.14)
Year Ended June 30, 2017	19.05	(0.22)		3.82	3.60	(0.01)
Year Ended June 30, 2016	22.93	(0.22)		(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)		2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(f)	6.39	6.17	(2.79)
Year Ended June 30, 2013	17.17	(0.12	)(g)	3.91	3.79	(0.99)

Class I
Six Months Ended December 31, 2017 (Unaudited)	31.79	(0.06)		3.84	3.78	(2.14)
Year Ended June 30, 2017	26.52	(0.07)		5.35	5.28	(0.01)
Year Ended June 30, 2016	31.06	(0.09)		(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)		3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(f)	8.16	8.10	(2.79)
Year Ended June 30, 2013	21.15	0.03	(g)	4.89	4.92	(0.99)

Class R2
Six Months Ended December 31, 2017 (Unaudited)	30.31	(0.14)		3.65	3.51	(2.14)
Year Ended June 30, 2017	25.41	(0.21)		5.12	4.91	(0.01)
Year Ended June 30, 2016	29.96	(0.18)		(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)		3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(f)	7.97	7.77	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(g)	4.79	4.72	(0.99)

Class R3
Six Months Ended December 31, 2017 (Unaudited)	31.71	(0.11)		3.82	3.71	(2.14)
September 9, 2016 (h) through June 30, 2017	27.06	(0.13)		4.79	4.66	(0.01)

Class R4
Six Months Ended December 31, 2017 (Unaudited)	31.77	(0.06)		3.83	3.77	(2.14)
September 9, 2016 (h) through June 30, 2017	27.06	(0.06)		4.78	4.72	(0.01)

Class R5
Six Months Ended December 31, 2017 (Unaudited)	32.09	(0.03)		3.87	3.84	(2.14)
Year Ended June 30, 2017	26.74	(0.03)		5.39	5.36	(0.01)
Year Ended June 30, 2016	31.26	(0.03)		(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)		3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(f)	8.18	8.16	(2.79)
Year Ended June 30, 2013	21.18	0.06	(g)	4.90	4.96	(0.99)

Class R6
Six Months Ended December 31, 2017 (Unaudited)	32.20	(0.02)		3.88	3.86	(2.14)
Year Ended June 30, 2017	26.82	(0.02)		5.41	5.39	(0.01)
Year Ended June 30, 2016	31.33	(0.02)		(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)		3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(f)(i)	8.19	8.19	(2.79)
Year Ended June 30, 2013	21.19	0.08	(g)	4.89	4.97	(0.99)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income(loss) per share would have been $(0.14), $(0.23), $(0.06), $(0.20), $(0.02) and $(0.01) and for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.22)%, (0.73)%, (0.08)%, (0.03)% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$29.13	11.82%	$931,185	1.23%	(0.65)%		1.29%	23%
27.99	19.52	915,226	1.23	(0.56)		1.36	41
23.43	(10.29)	949,148	1.24	(0.59)		1.40	56
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(f)	1.37	69
22.99	23.70	586,787	1.23	(0.17	)(g)	1.45	70

23.08	11.52	81,203	1.73	(1.15)		1.77	23
22.64	18.92	90,640	1.73	(1.06)		1.85	41
19.05	(10.70)	96,729	1.74	(1.08)		1.90	56
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(f)	1.86	69
19.97	23.03	23,745	1.73	(0.67	)(g)	1.95	70

33.43	11.98	1,061,416	0.92	(0.33)		1.01	23
31.79	19.92	1,050,151	0.92	(0.25)		1.08	41
26.52	(10.01)	929,489	0.93	(0.31)		1.13	56
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(f)	1.12	69
25.08	24.06	894,740	0.93	0.14	(g)	1.20	70

31.68	11.68	36,591	1.48	(0.90)		1.56	23
30.31	19.34	35,242	1.42	(0.74)		1.69	41
25.41	(10.42)	32,092	1.40	(0.71)		1.71	56
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(f)	1.59	69
24.56	23.46	320	1.39	(0.32	)(g)	1.71	70

33.28	11.79	2,153	1.23	(0.62)		1.30	23
31.71	17.24	152	1.23	(0.54)		1.42	41

33.40	11.96	4,463	0.98	(0.38)		1.05	23
31.77	17.46	129	0.98	(0.23)		1.10	41

33.79	12.06	282,628	0.78	(0.19)		0.86	23
32.09	20.06	247,068	0.78	(0.10)		0.89	41
26.74	(9.87)	224,498	0.79	(0.13)		0.91	56
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(f)	0.92	69
25.15	24.22	17,848	0.79	0.28	(g)	1.00	70

33.92	12.08	1,102,019	0.73	(0.15)		0.76	23
32.20	20.11	749,670	0.73	(0.06)		0.76	41
26.82	(9.82)	619,527	0.73	(0.06)		0.77	56
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(f)	0.86	69
25.17	24.26	47,434	0.74	0.34	(g)	0.98	70

(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.02), $(0.13), $0.01 and $0.02 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been (0.42)%, (0.92)%, (0.10)%, (0.57)%, 0.04% and 0.09% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.
(h)	Commencement of offering of class of shares.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$37.80	$0.09		$2.42	$2.51	$(0.18)	$(0.72)	$(0.90)
Year Ended June 30, 2017	35.41	0.17		4.60	4.77	(0.14)	(2.24)	(2.38)
Year Ended June 30, 2016	36.98	0.19		0.33	0.52	(0.14)	(1.95)	(2.09)
Year Ended June 30, 2015	37.25	0.20		2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(f)	7.02	7.17	(0.15)	(1.45)	(1.60)
Year Ended June 30, 2013	25.80	0.19	(g)	6.20	6.39	(0.29)	(0.22)	(0.51)

Class C
Six Months Ended December 31, 2017 (Unaudited)	36.35	(0.02)		2.32	2.30	—	(0.72)	(0.72)
Year Ended June 30, 2017	34.17	(0.02)		4.44	4.42	—	(2.24)	(2.24)
Year Ended June 30, 2016	35.79	0.01		0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01		2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(f)	6.83	6.80	— (h)	(1.45)	(1.45)
Year Ended June 30, 2013	25.14	0.05	(g)	6.03	6.08	(0.16)	(0.22)	(0.38)

Class I
Six Months Ended December 31, 2017 (Unaudited)	38.24	0.14		2.44	2.58	(0.28)	(0.72)	(1.00)
Year Ended June 30, 2017	35.79	0.27		4.66	4.93	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2016	37.36	0.28		0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28		2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(f)	7.10	7.33	(0.22)	(1.45)	(1.67)
Year Ended June 30, 2013	26.01	0.27	(g)	6.24	6.51	(0.35)	(0.22)	(0.57)

Class L
Six Months Ended December 31, 2017 (Unaudited)	38.70	0.19		2.48	2.67	(0.37)	(0.72)	(1.09)
Year Ended June 30, 2017	36.19	0.36		4.71	5.07	(0.32)	(2.24)	(2.56)
Year Ended June 30, 2016	37.76	0.37		0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40		2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(f)	7.17	7.49	(0.31)	(1.45)	(1.76)
Year Ended June 30, 2013	26.24	0.34	(g)	6.31	6.65	(0.41)	(0.22)	(0.63)

Class R2
Six Months Ended December 31, 2017 (Unaudited)	36.33	0.04		2.32	2.36	(0.12)	(0.72)	(0.84)
Year Ended June 30, 2017	34.14	0.07		4.43	4.50	(0.07)	(2.24)	(2.31)
Year Ended June 30, 2016	35.73	0.10		0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10		2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(f)	6.82	6.88	(0.10)	(1.45)	(1.55)
Year Ended June 30, 2013	25.18	0.12	(g)	6.03	6.15	(0.30)	(0.22)	(0.52)

Class R3
Six Months Ended December 31, 2017 (Unaudited)	37.67	0.10		2.39	2.49	(0.30)	(0.72)	(1.02)
September 9, 2016 (i) through June 30, 2017	35.78	0.26		4.15	4.41	(0.28)	(2.24)	(2.52)

Class R4
Six Months Ended December 31, 2017 (Unaudited)	38.16	0.16		2.42	2.58	(0.34)	(0.72)	(1.06)
September 9, 2016 (i) through June 30, 2017	36.18	0.38		4.15	4.53	(0.31)	(2.24)	(2.55)

Class R5
Six Months Ended December 31, 2017 (Unaudited)	38.67	0.19		2.45	2.64	(0.35)	(0.72)	(1.07)
September 9, 2016 (i) through June 30, 2017	36.60	0.36		4.28	4.64	(0.33)	(2.24)	(2.57)

Class R6
Six Months Ended December 31, 2017 (Unaudited)	38.69	0.21		2.45	2.66	(0.37)	(0.72)	(1.09)
September 9, 2016 (i) through June 30, 2017	36.60	0.32		4.34	4.66	(0.33)	(2.24)	(2.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$39.41	6.66%	$2,215,850	1.23%	0.47%		1.25%	6%
37.80	13.83	2,149,689	1.23	0.45		1.36	23
35.41	1.85	2,302,567	1.24	0.54		1.41	20
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(f)	1.37	25
31.68	25.06	3,157,503	1.23	0.67	(g)	1.38	23

37.93	6.35	255,149	1.74	(0.12)		1.75	6
36.35	13.27	452,351	1.74	(0.06)		1.80	23
34.17	1.35	549,619	1.75	0.03		1.83	20
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(f)	1.87	25
30.84	24.43	534,813	1.74	0.16	(g)	1.88	23

39.82	6.76	3,087,279	0.98	0.72		1.00	6
38.24	14.15	2,902,646	0.98	0.72		1.07	23
35.79	2.11	2,332,160	0.99	0.80		1.11	20
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(f)	1.12	25
31.95	25.35	2,870,752	0.98	0.92	(g)	1.13	23

40.28	6.92	12,578,641	0.74	0.96		0.85	6
38.70	14.39	12,478,637	0.74	0.96		0.91	23
36.19	2.35	10,313,629	0.75	1.04		0.94	20
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(f)	0.97	25
32.26	25.68	6,627,529	0.74	1.16	(g)	0.98	23

37.85	6.52	88,752	1.49	0.21		1.51	6
36.33	13.53	85,287	1.49	0.21		1.65	23
34.14	1.61	66,167	1.50	0.29		1.75	20
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(f)	1.62	25
30.81	24.71	57,003	1.49	0.43	(g)	1.63	23

39.14	6.63	53,094	1.24	0.51		1.25	6
37.67	12.70	19,262	1.24	0.87		1.35	23

39.68	6.78	14,884	0.99	0.81		1.00	6
38.16	12.89	3,537	0.99	1.26		1.10	23

40.24	6.85	88,600	0.84	0.97		0.85	6
38.67	13.06	30,334	0.84	1.18		1.02	23

40.26	6.90	759,806	0.74	1.08		0.75	6
38.69	13.13	281,269	0.74	1.05		0.75	23

(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.23, $0.32 and $0.05 for Class A, Class C, Class I, Class L and Class R2 Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.66%, 0.90% and 0.16% for Class A, Class C, Class I, Class L and Class R2 Shares, respectively.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.16, $0.01, $0.23, $0.31 and $0.09 for Class A, Class C, Class I, Class L and Class R2 Shares, respectively and the net investment income (loss) ratio would have been 0.55%, 0.04%, 0.80%, 1.04% and 0.31% for Class A, Class C, Class I, Class L and Class R2 Shares, respectively.
(h)	Amount rounds to less than $0.005.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations

	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Multi-Cap Market Neutral Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$9.97	$(0.01)		$0.40	$0.39
Year Ended June 30, 2017	9.90	(0.08)		0.15	0.07
Year Ended June 30, 2016	9.87	(0.10)		0.13	0.03
Year Ended June 30, 2015	9.91	(0.11)		0.07	(0.04)
Year Ended June 30, 2014	9.79	(0.13)		0.25	0.12
Year Ended June 30, 2013	9.69	(0.11	)(g)	0.21	0.10

Class C
Six Months Ended December 31, 2017 (Unaudited)	9.31	(0.05)		0.39	0.34
Year Ended June 30, 2017	9.29	(0.12)		0.14	0.02
Year Ended June 30, 2016	9.31	(0.14)		0.12	(0.02)
Year Ended June 30, 2015	9.40	(0.15)		0.06	(0.09)
Year Ended June 30, 2014	9.33	(0.17)		0.24	0.07
Year Ended June 30, 2013	9.30	(0.17	)(g)	0.20	0.03

Class I
Six Months Ended December 31, 2017 (Unaudited)	10.23	—	(h)	0.41	0.41
Year Ended June 30, 2017	10.13	(0.06)		0.16	0.10
Year Ended June 30, 2016	10.07	(0.08)		0.14	0.06
Year Ended June 30, 2015	10.09	(0.09)		0.07	(0.02)
Year Ended June 30, 2014	9.94	(0.11)		0.26	0.15
Year Ended June 30, 2013	9.82	(0.09	)(g)	0.21	0.12

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% or unless otherwise noted.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.23% and 1.60% for the six months ended December 31, 2017, 1.23% and 1.60% for the year ended June 30, 2017, 1.27% and 1.69% for the year ended June 30, 2016, 1.48% and 1.95% for the year ended June 30, 2015, 1.49% and 1.91% for the year ended June 30, 2014 and 1.48% and 1.88% for the year ended June 30, 2013; for Class C are 1.73% and 2.06% for the six months ended December 31, 2017, 1.73% and 2.10% for the year ended June 30, 2017, 1.77% and 2.20% for the year ended June 30, 2016, 1.98% and 2.45% for the year ended June 30, 2015, 1.99% and 2.40% for the year ended June 30, 2014 and 2.15% and 2.38% for the year ended June 30, 2013; for Class I are 0.97% and 1.30% for the six months ended December 31, 2017, 0.97% and 1.24% for the year ended June 30, 2017, 1.03% and 1.30% for the year ended June 30, 2016, 1.23% and 1.64% for the year ended June 30, 2015, 1.23% and 1.65% for the year ended June 30, 2014, 1.23% and 1.63% for the year ended June 30, 2013, respectively.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $(0.19) and $(0.11) for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (1.38)%, (2.06)% and (1.16)% for Class A, Class C and Select Class Shares, respectively.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (e)(f)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)	Portfolio turnover rate (c)	Portfolio turnover rate (including short sales) (c)

$10.36	3.91%	$7,011	2.59%	(0.22)%		2.96%	44%	101%
9.97	0.71	5,295	2.38	(0.78)		2.75	78	229
9.90	0.30	6,608	2.52	(0.97)		2.94	111	258
9.87	(0.40)	6,273	2.68	(1.14)		3.15	74	204
9.91	1.23	10,301	2.78	(1.36)		3.20	106	227
9.79	1.03	14,101	3.04	(1.13	)(g)	3.44	94	251

9.65	3.65	780	3.09	(1.09)		3.42	44	101
9.31	0.22	3,286	2.88	(1.31)		3.25	78	229
9.29	(0.21)	6,147	3.02	(1.47)		3.45	111	258
9.31	(0.96)	6,760	3.18	(1.62)		3.65	74	204
9.40	0.75	8,602	3.28	(1.85)		3.70	106	227
9.33	0.32	11,181	3.69	(1.81	)(g)	3.92	94	251

10.64	4.01	116,264	2.33	(0.06)		2.66	44	101
10.23	0.99	115,804	2.12	(0.54)		2.39	78	229
10.13	0.60	175,348	2.28	(0.74)		2.55	111	258
10.07	(0.20)	277,647	2.43	(0.89)		2.84	74	204
10.09	1.51	431,890	2.52	(1.07)		2.94	106	227
9.94	1.22	317,974	2.78	(0.90	)(g)	3.18	94	251

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Class A
Six Months Ended December 31, 2017 (Unaudited)	$33.40	$0.18	$2.89	$3.07	$(0.28)	$(0.35)	$(0.63)
Year Ended June 30, 2017	28.66	0.27	4.77	5.04	(0.30)	—	(0.30)
Year Ended June 30, 2016	29.84	0.27	(0.99)	(0.72)	(0.17)	(0.29)	(0.46)
Year Ended June 30, 2015	29.15	0.19	1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34	5.03	5.37	(0.16)	(0.70)	(0.86)
Year Ended June 30, 2013	19.96	0.22	4.75	4.97	(0.20)	(0.09)	(0.29)

Class C
Six Months Ended December 31, 2017 (Unaudited)	33.20	0.09	2.87	2.96	(0.07)	(0.35)	(0.42)
Year Ended June 30, 2017	28.52	0.11	4.74	4.85	(0.17)	—	(0.17)
Year Ended June 30, 2016	29.72	0.14	(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04	1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20	5.02	5.22	(0.05)	(0.70)	(0.75)
Year Ended June 30, 2013	19.91	0.11	4.74	4.85	(0.06)	(0.09)	(0.15)

Class I
Six Months Ended December 31, 2017 (Unaudited)	33.62	0.22	2.92	3.14	(0.39)	(0.35)	(0.74)
Year Ended June 30, 2017	28.86	0.35	4.80	5.15	(0.39)	—	(0.39)
Year Ended June 30, 2016	29.99	0.33	(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27	1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42	5.03	5.45	(0.20)	(0.70)	(0.90)
Year Ended June 30, 2013	20.00	0.28	4.75	5.03	(0.22)	(0.09)	(0.31)

Class L
Six Months Ended December 31, 2017 (Unaudited)	33.63	0.26	2.92	3.18	(0.45)	(0.35)	(0.80)
Year Ended June 30, 2017	28.86	0.41	4.82	5.23	(0.46)	—	(0.46)
Year Ended June 30, 2016	30.06	0.43	(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34	1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48	5.04	5.52	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2013	19.99	0.34	4.75	5.09	(0.25)	(0.09)	(0.34)

Class R2
July 31, 2017 (f) through December 31, 2017 (Unaudited)	34.04	0.11	2.28	2.39	(0.36)	(0.35)	(0.71)

Class R3
Six Months Ended December 31, 2017 (Unaudited)	33.24	0.17	2.89	3.06	(0.39)	(0.35)	(0.74)
September 9, 2016 (f) through June 30, 2017	29.33	0.29	4.06	4.35	(0.44)	—	(0.44)

Class R4
Six Months Ended December 31, 2017 (Unaudited)	33.55	0.26	2.86	3.12	(0.44)	(0.35)	(0.79)
September 9, 2016 (f) through June 30, 2017	29.56	0.27	4.18	4.45	(0.46)	—	(0.46)

Class R5
Six Months Ended December 31, 2017 (Unaudited)	33.59	0.24	2.93	3.17	(0.45)	(0.35)	(0.80)
September 9, 2016 (f) through June 30, 2017	29.57	0.30	4.20	4.50	(0.48)	—	(0.48)

Class R6
Six Months Ended December 31, 2017 (Unaudited)	33.61	0.26	2.92	3.18	(0.46)	(0.35)	(0.81)
September 9, 2016 (f) through June 30, 2017	29.57	0.36	4.17	4.53	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)

Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$35.84	9.21%	$1,532,975	1.20%	1.01%	1.25%	9%
33.40	17.60	1,432,370	1.24	0.85	1.36	24
28.66	(2.34)	2,045,698	1.24	0.98	1.43	26
29.84	5.78	2,440,061	1.24	0.64	1.41	17
29.15	22.19	1,701,250	1.24	1.26	1.33	36
24.64	25.09	784,359	1.24	0.98	1.33	22

35.74	8.92	672,156	1.70	0.51	1.76	9
33.20	17.02	746,521	1.74	0.34	1.81	24
28.52	(2.82)	728,800	1.74	0.49	1.85	26
29.72	5.26	701,023	1.73	0.14	1.83	17
29.08	21.58	402,880	1.74	0.74	1.83	36
24.61	24.45	212,198	1.74	0.49	1.83	22

36.02	9.35	2,509,432	0.95	1.26	1.00	9
33.62	17.89	2,165,577	0.99	1.09	1.04	24
28.86	(2.10)	1,414,635	0.99	1.16	1.05	26
29.99	6.05	3,095,251	0.99	0.89	1.05	17
29.27	22.49	2,546,808	0.99	1.53	1.08	36
24.72	25.38	1,245,241	0.99	1.23	1.08	22

36.01	9.47	4,082,008	0.74	1.46	0.85	9
33.63	18.17	3,643,327	0.75	1.32	0.87	24
28.86	(1.87)	5,901,818	0.74	1.50	0.88	26
30.06	6.36	5,058,172	0.74	1.15	0.90	17
29.31	22.77	3,042,506	0.74	1.77	0.93	36
24.74	25.73	1,455,125	0.74	1.50	0.93	22

35.72	7.04	27	1.44	0.79	1.51	9

35.56	9.20	861	1.19	0.99	1.29	9
33.24	14.87	385	1.24	1.09	1.36	24

35.88	9.32	1,991	0.89	1.47	1.15	9
33.55	15.10	34	1.00	1.05	1.08	24

35.96	9.43	5,276	0.80	1.39	0.92	9
33.59	15.27	422	0.83	1.14	0.89	24

35.98	9.47	3,462,108	0.70	1.50	0.75	9
33.61	15.35	3,069,390	0.74	1.39	0.75	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, with JPM I, JPM II and JPMMFIT (collectively, the “Trusts”)), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 6 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class C, Class I, Class R2*, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class C, and Class I	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2*, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Class R2 Shares commenced operations on July 31, 2017 for Growth Advantage Fund and Value Advantage Fund.

The investment objective of Growth Advantage Fund and Mid Cap Equity Fund is to seek to provide long-term capital growth.

The investment objective of Mid Cap Growth Fund is to seek growth of capital.

The investment objective of Mid Cap Value Fund is to seek growth from capital appreciation.

The investment objective of Multi-Cap Market Neutral Fund is to seek long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

The investment objective of Value Advantage Fund is to seek to provide long-term total return from a combination of income and capital gains.

Effective as of the close of business on December 1, 2016, Class L Shares of the Value Advantage Fund are publicly offered only on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund’s prospectus.

Effective as of the close of business on January 3, 2014, all share classes of the Mid Cap Equity Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Effective as of the close of business on February 22, 2013, all share classes of the Mid Cap Value Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,036,507	$—	$—	$8,036,507

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,029,390	$—	$—	$3,029,390

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,508,914	$—	$—	$3,508,914

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,226,859	$—	$—	$19,226,859

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$123,133	$—	$—	$123,133

Total Liabilities for Securities Sold Short (a)	$(107,849)	$—	$—	$(107,849)

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(9)	$—	$—	$(9)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$12,342,954	$—	$146	$12,343,100

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOIs. Level 3 consists of rights. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended December 31, 2017.

B. Short Sales — Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted Cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as Interest income or Interest expense on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of December 31, 2017, the Fund had outstanding short sales as listed on the SOI.

C. Futures Contracts — Multi-Cap Market Neutral Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended December 31, 2017 (amounts in thousands):

	Multi-Cap Market Neutral Fund
Futures Contracts:
Average Notional Balance Long	$775	(a)
Average Notional Balance Short	1,673
Ending Notional Balance Long	—
Ending Notional Balance Short	2,325

(a)	For the period July 1, 2017 through July 31, 2017.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended December 31, 2017 are as follows (amounts in thousands):

	Class A	Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6	Total
Growth Advantage Fund
Transfer agency fees	$52	$26		$27	n/a	$—	(a)	$—	(a)	$—	(a)	$2		$14	$121
Mid Cap Equity Fund
Transfer agency fees	9	1		6	n/a	—	(a)	n/a		n/a		—	(a)	7	23
Mid Cap Growth Fund
Transfer agency fees	185	6		17	n/a	12		—	(a)	—	(a)	3		22	245
Mid Cap Value Fund
Transfer agency fees	75	10		22	$375	5		—	(a)	—	(a)	—	(a)	4	491
Multi-Cap Market Neutral Fund
Transfer agency fees	1	—	(a)	1	n/a	n/a		n/a		n/a		n/a		n/a	2
Value Advantage Fund
Transfer agency fees	40	27		19	37	—	(a)	—	(a)	1		2		12	138

(a)	Amount rounds to less than 500.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of December 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, J.P. Morgan Investment Management Inc. the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund	0.80
Value Advantage Fund	0.65

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended December 31, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Multi-Cap Market Neutral Fund	0.25	0.75	n/a	n/a
Value Advantage Fund	0.25	0.75	0.50	0.25

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2017, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Growth Advantage Fund	$177		$1
Mid Cap Equity Fund	57		—	(a)
Mid Cap Growth Fund	27		—	(a)
Mid Cap Value Fund	10		1
Multi-Cap Market Neutral Fund	—	(a)	—
Value Advantage Fund	100		—	(a)

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Multi-Cap Market Neutral Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Growth Advantage Fund	1.14	%^	1.64	%^	0.89	%^	n/a	1.39	%^	1.14	%^	0.89	%^	0.74	%^	0.64	%^
Mid Cap Equity Fund	1.14	^^	1.64	^^	0.89	^^	n/a	1.39	^^	n/a		n/a		0.74	^^	0.64	^^
Mid Cap Growth Fund	1.24		1.74		0.93		n/a	1.49		1.24		0.99		0.79		0.74
Mid Cap Value Fund	1.24		1.75		0.99		0.75%	1.50		1.25		1.00		0.85		0.75
Multi-Cap Market Neutral Fund	1.25		1.75		0.99		n/a	n/a		n/a		n/a		n/a		n/a
Value Advantage Fund	1.14	^^^	1.64	^^^	0.89	^^^	0.75	1.39	^^^	1.14	^^^	0.89	^^^	0.74	^^^	0.64	^^^

^	The contractual expense percentages for Growth Advantage Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Growth Advantage Fund were 1.24%, 1.74%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.75% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.
^^	The contractual expense percentages for Mid Cap Equity Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Mid Cap Equity Fund were 1.25%, 1.75%, 0.90%, 1.50%, 0.80% and 0.75% for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively.
^^^	The contractual expense percentages for Value Advantage Fund in the table above are in place until at least October 31, 2019. Prior to November 1, 2017, the contractual expense limitations for Value Advantage Fund were 1.24%, 1.74%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.75% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2017 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2018.

For the six months ended December 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$841	$561	$202	$1,604	$5
Mid Cap Equity Fund	385	256	210	851	—
Mid Cap Growth Fund	148	97	589	834	16
Mid Cap Value Fund	—	—	6,575	6,575	224
Multi-Cap Market Neutral Fund	145	51	1	197	—
Value Advantage Fund	1,296	864	1,479	3,639	18

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the six months ended December 31, 2017 was as follows (amounts in thousands):

Growth Advantage Fund	$265
Mid Cap Equity Fund	105
Mid Cap Growth Fund	121
Mid Cap Value Fund	705
Multi-Cap Market Neutral Fund	13
Value Advantage Fund	454

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended December 31, 2017, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended December 31, 2017, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Growth Advantage Fund	$1
Mid Cap Equity Fund	—	(a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	2
Multi-Cap Market Neutral Fund	—	(a)
Value Advantage Fund	2

(a)	Amount rounds to less than 500.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

4. Investment Transactions

During the six months ended December 31, 2017, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$789,718	$1,055,167	$—	$—
Mid Cap Equity Fund	390,147	436,943	—	—
Mid Cap Growth Fund	730,188	730,048	—	—
Mid Cap Value Fund	1,152,684	1,417,942	—	—
Multi-Cap Market Neutral Fund	49,188	63,466	54,243	63,515
Value Advantage Fund	1,202,931	960,066	—	—

During the six months ended December 31, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$4,883,423	$3,198,679	$45,595	$3,153,084
Mid Cap Equity Fund	2,064,383	1,012,495	47,488	965,007
Mid Cap Growth Fund	2,601,928	994,759	87,773	906,986
Mid Cap Value Fund	12,008,706	7,337,828	119,675	7,218,153
Multi-Cap Market Neutral Fund*	(6,089)	33,634	12,270	21,364
Value Advantage Fund	8,964,745	3,509,499	131,144	3,378,355

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

Under the Regulated Investment Company Modernization Act of 2010 (“the “Act”), net capital losses recognized by the Funds after June 30, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2017, the following Fund had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

2018
Mid Cap Value Fund	$7,367	*

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under internal Revenue Code Sections 381-384.

As of June 30, 2017, the following Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Multi-Cap Market Neutral Fund	$1,694	$—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2017 (Unaudited) (continued)

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended December 31, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended December 31, 2017.

7. Redemptions in-Kind

During the year ended June 30, 2017, certain Class L shareholders sold their shares of Value Advantage Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

March 17, 2017	Value		Realized Gains (Losses)	Type
Class L	$644,712	*	$273,526	Redemption in-kind

*	This amount includes cash of approximately $21,734,000 associated with the redemption in-kind.

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of December 31, 2017, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the following Funds:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Growth Advantage Fund	n/a	35.6%
Mid Cap Equity Fund	n/a	49.9
Multi-Cap Market Neutral Fund	89.2%	n/a
Value Advantage Fund	n/a	22.9

As of December 31, 2017, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	11.6%	1	12.2%
Mid Cap Equity Fund	—	—	1	21.1
Mid Cap Value Fund	—	—	1	19.0

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

As of December 31, 2017, the Multi-Cap Market Neutral Fund pledged a significant portion of its assets for securities sold short to Citigroup Global Markets, Inc., who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of December 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

10. Reorganization

At a meeting held November 14–15, 2017, the Boards of Trustees of JPM I and JPM II, approved, subject to shareholder approval, the merger of Multi-Cap Market Neutral Fund into JPM Morgan Research Market Neutral Fund, a separate fund of JPM I. Completion of the merger is subject to a number of conditions, including approval by the shareholders of Multi-Cap Market Neutral Fund. This approval will be sought at a shareholder meeting.

11. Subsequent Event

During the period January 1, 2018 through February 21, 2018, JPMorgan Multi-Cap Market Neutral Fund had net redemptions of $32,586,531. This amount represented approximately 26.27% of the Fund’s net assets as of December 31, 2017.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, July 1, 2017, and continued to hold your shares at the end of the reporting period, December 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual*	$1,000.00	$1,142.50	$6.48	1.20%
Hypothetical*	1,000.00	1,019.16	6.11	1.20
Class C
Actual*	1,000.00	1,140.00	9.17	1.70
Hypothetical*	1,000.00	1,016.64	8.64	1.70
Class I
Actual*	1,000.00	1,144.50	5.14	0.95
Hypothetical*	1,000.00	1,020.42	4.84	0.95
Class R2
Actual**	1,000.00	1,109.30	6.41	1.45
Hypothetical*	1,000.00	1,017.90	7.38	1.45
Class R3
Actual*	1,000.00	1,142.40	6.43	1.19
Hypothetical*	1,000.00	1,019.21	6.06	1.19
Class R4
Actual*	1,000.00	1,143.90	5.13	0.95
Hypothetical*	1,000.00	1,020.42	4.84	0.95
Class R5
Actual*	1,000.00	1,144.90	4.33	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class R6
Actual*	1,000.00	1,145.40	3.79	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70

Mid Cap Equity Fund
Class A
Actual*	1,000.00	1,093.00	6.38	1.21
Hypothetical*	1,000.00	1,019.11	6.16	1.21

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Equity Fund (continued)
Class C
Actual*	$1,000.00	$1,090.30	$9.01	1.71%
Hypothetical*	1,000.00	1,016.59	8.69	1.71
Class I
Actual*	1,000.00	1,094.70	4.70	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89
Class R2
Actual*	1,000.00	1,091.50	7.70	1.46
Hypothetical*	1,000.00	1,017.85	7.43	1.46
Class R5
Actual*	1,000.00	1,095.30	4.07	0.77
Hypothetical*	1,000.00	1,021.32	3.92	0.77
Class R6
Actual*	1,000.00	1,095.70	3.70	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70

Mid Cap Growth Fund
Class A
Actual*	1,000.00	1,118.20	6.57	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class C
Actual*	1,000.00	1,115.20	9.22	1.73
Hypothetical*	1,000.00	1,016.48	8.79	1.73
Class I
Actual*	1,000.00	1,119.80	4.92	0.92
Hypothetical*	1,000.00	1,020.57	4.69	0.92
Class R2
Actual*	1,000.00	1,116.80	7.90	1.48
Hypothetical*	1,000.00	1,017.74	7.53	1.48
Class R3
Actual*	1,000.00	1,117.90	6.57	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class R4
Actual*	1,000.00	1,119.60	5.24	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98
Class R5
Actual*	1,000.00	1,120.60	4.17	0.78
Hypothetical*	1,000.00	1,021.27	3.97	0.78
Class R6
Actual*	1,000.00	1,120.80	3.90	0.73
Hypothetical*	1,000.00	1,021.53	3.72	0.73

Mid Cap Value Fund
Class A
Actual*	1,000.00	1,066.60	6.41	1.23
Hypothetical*	1,000.00	1,019.00	6.26	1.23
Class C
Actual*	1,000.00	1,063.50	9.05	1.74
Hypothetical*	1,000.00	1,016.43	8.84	1.74
Class I
Actual*	1,000.00	1,067.60	5.11	0.98
Hypothetical*	1,000.00	1,020.27	4.99	0.98
Class L
Actual*	1,000.00	1,069.20	3.86	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class R2
Actual*	1,000.00	1,065.20	7.76	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Mid Cap Value Fund (continued)
Class R3
Actual*	$1,000.00	$1,066.30	$6.46	1.24%
Hypothetical*	1,000.00	1,018.95	6.31	1.24
Class R4
Actual*	1,000.00	1,067.80	5.16	0.99
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Class R5
Actual*	1,000.00	1,068.50	4.38	0.84
Hypothetical*	1,000.00	1,020.97	4.28	0.84
Class R6
Actual*	1,000.00	1,069.00	3.86	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74

Multi-Cap Market Neutral Fund
Class A
Actual*	1,000.00	1,039.10	13.31	2.59
Hypothetical*	1,000.00	1,012.15	13.14	2.59
Class C
Actual*	1,000.00	1,036.50	15.86	3.09
Hypothetical*	1,000.00	1,009.63	15.65	3.09
Class I
Actual*	1,000.00	1,040.10	11.98	2.33
Hypothetical*	1,000.00	1,013.46	11.82	2.33

Value Advantage Fund
Class A
Actual*	1,000.00	1,092.10	6.33	1.20
Hypothetical*	1,000.00	1,019.16	6.11	1.20
Class C
Actual*	1,000.00	1,089.20	8.95	1.70
Hypothetical*	1,000.00	1,016.64	8.64	1.70
Class I
Actual*	1,000.00	1,093.50	5.01	0.95
Hypothetical*	1,000.00	1,020.42	4.84	0.95
Class L
Actual*	1,000.00	1,094.70	3.91	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class R2
Actual**	1,000.00	1,070.40	6.25	1.44
Hypothetical*	1,000.00	1,017.95	7.32	1.44
Class R3
Actual*	1,000.00	1,092.00	6.27	1.19
Hypothetical*	1,000.00	1,019.21	6.06	1.19
Class R4
Actual*	1,000.00	1,093.20	4.70	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89
Class R5
Actual*	1,000.00	1,094.30	4.22	0.80
Hypothetical*	1,000.00	1,021.17	4.08	0.80
Class R6
Actual*	1,000.00	1,094.70	3.70	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70

*	Expenses are equal to each Class’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the actual period.) Commencement of operations was July 31, 2017.

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of the administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund, Mid Cap Value Fund and Multi-Cap Market Neutral Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Growth Advantage Fund, Mid Cap Equity Fund, and Value Advantage Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s performance for Class A shares was in third, second and first quintiles based upon the Peer Group, and in the fourth, second and first quintiles based upon the Universe, for the one-, three- and five year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the second, second and first quintiles based upon the Peer Group, and in the fourth, second and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the first, second and second quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the first quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2016, and in the first, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the fourth quintile based upon the Peer Group for each of the one-, three-, and five-year periods ended December 31, 2016, and in the fourth, fourth and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the fifth, third and third quintiles based upon the Peer Group, and in the fourth, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the equity committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the second, first and first quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the first quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the first, first and second quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the first quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Multi-Cap Market Neutral Fund’s performance for both Class A and Class I shares was in the

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

fourth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the equity committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Value Advantage Fund’s performance for Class A shares was in the second, second and third quintiles based upon the Peer Group, and in the third, second and second quintiles based upon the Universe, for one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the third, first and second quintiles based upon the both the Peer Group and Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Growth Advantage Fund’s net advisory fee and actual total expenses for Class A shares were in the fourth and third quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles based upon the Peer Group and Universe, respectively.

The Trustees also noted that the Fund’s contractual Fee Caps were lowered effective November 1, 2017. After considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Equity Fund’s net advisory fee and actual total expenses for Class A shares were in the third and fourth quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees also noted that the Fund’s contractual Fee Caps were lowered effective November 1, 2017. After considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I Shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Multi-Cap Market Neutral Fund’s net advisory fee for Class A shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After

84	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	DECEMBER 31, 2017

considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for

Class I shares was in the fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth quintile based upon both the Peer Group and Universe. The Trustees also noted that the Fund’s Fee Caps for certain share classes were lowered effective November 1, 2017. After considering all of the factors identified above, the Trustees concluded that the advisory fees were satisfactory in light of the services provided to the Fund.

DECEMBER 31, 2017	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	85

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. December 2017.	SAN-MC-1217

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 6, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
March 6, 2018